Equity Funds
Prospectus -- Investor A, B and C Shares
                                                           March 30, 2000

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Equity Funds
Nations Marsico 21st Century Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth & Income Fund

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


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NOT FDIC INSURED
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May Lose Value
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No Bank Guarantee
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                                                                       [GRAPHIC]
                                               [NATIONS FUNDS LOGO APPEARS HERE]

AN OVERVIEW OF THE FUNDS
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          Terms used in this prospectus

          In this prospectus, we, us and our refer to the Nations Funds Family (Nations Funds). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.

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          You'll find Terms used in this prospectus on page 51.

          Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America, N.A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.

          Affiliates of Bank of America are paid for the services they provide to the Funds.

 This booklet, which is called a prospectus, tells you about three of Nations Funds' Equity Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

 ABOUT THE FUNDS
 The Equity Funds invest primarily in equity securities. Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund invest primarily in securities of large capitalization U.S. companies. Nations Marsico 21st Century Fund invests primarily in securities of U.S. or foreign companies of any size.

 The Funds also have different risk/return characteristics because they invest in different kinds of securities.

 Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. There's always a risk that you'll lose money or you may not earn as much as you expect.

 CHOOSING THE RIGHT FUNDS FOR YOU
 Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

 The Equity Funds all focus on long-term growth. They may be suitable for you if:

   o you have longer-term investment goals

   o they're part of a balanced portfolio

   o you want to try to protect your portfolio against a loss of buying power that inflation can cause over time


   They may not be suitable for you if:

   o you're not prepared to accept or are unable to bear the risks associated with equity securities

   o you have short-term investment goals

   o you're looking for a regular stream of income

 You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 4.

 FOR MORE INFORMATION
 If you have any questions about the Funds, please call us at 1.800.321.7854 or contact your investment professional.

 You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
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          Banc of America Advisors, Inc.

          Banc of America Advisors, Inc. (BAAI) is the investment adviser to each of the Funds. BAAI is responsible for the overall management and supervision of the investment management of each Fund. BAAI and Nations Funds have engaged a sub-adviser, which is responsible for the day-to-day investment decisions for each of the Funds.

[GRAPHIC]
          You'll find more about BAAI and the sub-adviser starting on page 19.

[GRAPHIC]
ABOUT THE FUNDS

EQUITY FUNDS
Nations Marsico 21st Century Fund                         4
Sub-adviser: Marsico Capital Management, LLC
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NATIONS MARSICO FOCUSED EQUITIES FUND                     8
Sub-adviser: Marsico Capital Management, LLC
-----------------------------------------------------------
NATIONS MARSICO GROWTH & INCOME FUND                     13
Sub-adviser: Marsico Capital Management, LLC
-----------------------------------------------------------
OTHER IMPORTANT INFORMATION                              18
-----------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                19

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  ABOUT YOUR INVESTMENT

INFORMATION FOR INVESTORS
  Choosing a share class                                 23
  Buying, selling and exchanging shares                  32
  How selling and servicing agents are paid              40
  Distributions and taxes                                42
-----------------------------------------------------------
FINANCIAL HIGHLIGHTS                                     44
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TERMS USED IN THIS PROSPECTUS                            51
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WHERE TO FIND MORE INFORMATION                   BACK COVER

ABOUT THE EQUITY FUNDS
--------------------------------------------------------------------------------

[GRAPHIC]
          About the sub-adviser

          The Fund does not have its own investment adviser or sub-adviser because it's a "feeder" fund. A feeder fund typically invests all of its assets in another fund, which is called a "master portfolio." Master Portfolio and Fund are sometimes used interchangeably.

          BAAI is the Master Portfolio's investment adviser, and Marsico Capital Management, LLC (Marsico Capital) is its sub-adviser. James A. Hillary is the portfolio manager and makes the day-to-day investment decisions for the Master Portfolio.

[GRAPHIC]
            You'll find more about Marsico Capital and Mr. Hillary on page 20.

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          What is a multi-cap fund?

          A multi-cap fund invests in companies across the capitalization spectrum -- small, mid and large companies. As a multi-cap fund, this Fund may invest in large, established and well-known U.S. and foreign companies, as well as small, new and relatively unknown companies that are believed to have the potential to grow significantly.

     NATIONS MARSICO 21ST CENTURY FUND

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       INVESTMENT OBJECTIVE

       This Fund seeks long-term growth of capital.

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       PRINCIPAL INVESTMENT STRATEGIES

       The Fund invests all of its assets in Nations Marsico 21st Century Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

 The Master Portfolio is an aggressive growth fund that primarily invests in equity securities of companies of any capitalization size. The Master Portfolio will focus on ground-breaking technologies and companies seeking to take advantage of technological innovations in the way business is conducted. The Master Portfolio may invest without limit in foreign securities.

 The Master Portfolio also may invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

 Marsico Capital looks for companies with earnings growth potential that may not be recognized by other investors, focusing on companies that have some of the following characteristics:

   o changing products, markets or technologies that may result in extraordinary growth

   o strong brand franchises that can take advantage of a changing global environment

   o global reach that allows the company to generate sales and earnings both in the United States and abroad. This can give the company added growth potential and also means the company may be less affected by changes in local markets

   o well positioned to take advantage of the major social, economic and cultural shifts taking place in the world

 Once an investment opportunity is identified, Marsico Capital uses a disciplined analytical process to assess its potential as an investment. This process includes a "top down" analysis that takes into account economic factors like interest rates, inflation, the regulatory environment, the industry and global competition.

 The process also includes a "bottom-up" analysis of a company's financial situation, as well as individual company characteristics like commitment to research, market franchise and quality of management.

 Marsico Capital may sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, or for other reasons.

[GRAPHIC]
            You'll find more about other risks of investing in this Fund starting on page 18 and in the SAI.

[GRAPHIC]
       RISKS AND OTHER THINGS TO CONSIDER

       Nations Marsico 21st Century Fund has the following risks:

    o INVESTMENT STRATEGY RISK - There is a risk that the value of the Master Portfolio's investments will not rise as high as Marsico Capital expects, or will fall.

    o STOCK MARKET RISK - The value of any stocks the Master Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. As of the date of this prospectus, the stock markets, as measured by the S&P 500 and other commonly used indices, were trading at or close to record levels. There can be no guarantee that these levels will continue.

    o SMALLER AND MID-CAP COMPANY RISK - Smaller and medium companies can experience tighter markets and can have more limited managerial and financial resources than larger companies. Consequently, the performance of smaller and mid-cap companies can be more volatile and they may be more likely to experience business failure, which tends to cause greater price swings in the stocks of these companies that are held by the Master Portfolio. In general, the smaller a company, the more these risks increase.

    o FOREIGN INVESTMENT RISK - Because the Master Portfolio may invest without limitation in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, the implementation of the Euro, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Withholding taxes also may apply to some foreign investments.

    o INVESTING IN THE MASTER PORTFOLIO - Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

        The Fund could withdraw its entire investment from the Master Portfolio if it believes it's in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

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          There are two kinds of fees -- sales charges you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

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       A LOOK AT THE FUND'S PERFORMANCE

       Because the Fund commenced operations on April 10, 2000 and has not been in operation for a full calendar year, no risk/return bar chart or table is included in the prospectus.

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       WHAT IT COSTS TO INVEST IN THE FUND

       This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

       Shareholder fees                                        Investor A    Investor B    Investor C
      (Fees paid directly from your investment)                  Shares        Shares        Shares
       Maximum sales charge (load)
       imposed on purchases, as a %
       of offering price                                         5.75%         none          none
       Maximum deferred sales charge,
       as a % of net asset value                                 none(1)       5.00%(2)      1.00%(3)
       Redemption fee, as a %
       of the amount sold                                        none          none          none

       Annual Fund operating expenses(4)
       (Expenses that are deducted from the Fund's assets)
       Management fees                                           0.75%          0.75%         0.75%
       Distribution (12b-1) and shareholder
       servicing fees                                            0.25%          1.00%         1.00%
       Other expenses(5)                                         0.49%          0.49%         0.49%
                                                                 -----         --------      --------
       Total annual Fund operating expenses                      1.49%          2.24%         2.24%
                                                                 =====         ========      ========

     (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see page 25 for details.

     (2)This charge decreases over time. Please see page 26 for details.

     (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 27 for details.

     (4)These fees and expenses include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio.

     (5)Other expenses are based on estimates for the current fiscal year.

[GRAPHIC]
          This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

       EXAMPLE
       This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

       This example assumes:

        o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        o you reinvest all dividends and distributions in the Fund

        o your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above

       Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                 1 year     3 years
       Investor A Shares          $718       $1,020
       Investor B Shares          $727       $1,000
       Investor C Shares          $327       $  700

       If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:


                                1 year     3 years
       Investor B Shares          $227       $700
       Investor C Shares          $227       $700

ABOUT THE EQUITY FUNDS
--------------------------------------------------------------------------------

[GRAPHIC]
          About the sub-adviser

          The Fund does not have its own investment adviser or sub-adviser because it's a "feeder" fund. A feeder fund typically invests all of its assets in another fund, which is called a "master portfolio." Master Portfolio and Fund are sometimes used interchangeably.

          BAAI is the Master Portfolio's investment adviser, and Marsico Capital is its sub-adviser. Thomas F. Marsico is the portfolio manager and makes the day-to-day investment decisions for the Master Portfolio.

[GRAPHIC]
          You'll find more about Marsico Capital and Mr. Marsico on page 20.

[GRAPHIC]
          What is a focused fund?

          A focused fund invests in a small number of companies with earnings that are believed to have the potential to grow significantly. This Fund focuses on large, established and well-known U.S. companies.

          Because a focused fund holds fewer investments than other kinds of funds, it can have greater price swings than more diversified funds. It may earn relatively higher returns when one of its investments performs well, or relatively lower returns when an investment performs poorly.

 NATIONS MARSICO FOCUSED EQUITIES FUND

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       INVESTMENT OBJECTIVE

       This Fund seeks long-term growth of capital.

[GRAPHIC]
       PRINCIPAL INVESTMENT STRATEGIES

       The Fund invests all of its assets in Nations Marsico Focused Equities Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

 The Master Portfolio normally invests at least 65% of its assets in common stocks of large companies. The Master Portfolio, which is non-diversified, generally holds a core position of 20 to 30 common stocks. It may invest up to 25% of its assets in foreign securities.

 The Master Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

 Marsico Capital looks for companies with earnings growth potential that may not be recognized by other investors, focusing on companies that have some of the following characteristics:

   o products, markets or technologies in flux that can result in extraordinary growth

   o strong brand franchises that can take advantage of a changing global environment

   o global reach that allows the company to generate sales and earnings both in the United States and abroad. This can give the company added growth potential and also means the company may be less affected by changes in local markets

   o movement with, not against, the major social, economic and cultural shifts taking place in the world

 Once an investment opportunity is identified, Marsico Capital uses a disciplined analytical process to assess its potential as an investment. This process includes a "top-down" analysis that takes into account economic factors like interest rates, inflation, the regulatory environment, the industry and global competition.

 The process also includes a "bottom-up" analysis of a company's financial situation, as well as individual company characteristics like commitment to research, market franchise and quality of management.

 Marsico Capital may sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, or for other reasons.

[GRAPHIC]
            You'll find more about other risks of investing in this Fund starting on page 18 and in the SAI.

[GRAPHIC]
       RISKS AND OTHER THINGS TO CONSIDER

       Nations Marsico Focused Equities Fund has the following risks:

    o INVESTMENT STRATEGY RISK - There is a risk that the value of the Master Portfolio's investments will not rise as high as Marsico Capital expects, or will fall.

    o HOLDING FEWER INVESTMENTS - This Master Portfolio is considered to be non-diversified because it may hold fewer investments than other kinds of equity funds. This increases the risk that its value could go down significantly if even only one of its investments performs poorly. The value of this Portfolio will tend to have greater price swings than the value of more diversified equity funds. The Master Portfolio may become a diversified fund by limiting the investments in which more than 5% of its total assets are invested.

    o STOCK MARKET RISK - The value of the stocks the Master Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. As of the date of this prospectus, the stock markets, as measured by the S&P 500 and other commonly used indices, were trading at or close to record levels. There can be no guarantee that these levels will continue.

    o FOREIGN INVESTMENT RISK - Because the Master Portfolio may invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, the implementation of the Euro, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Withholding taxes also may apply to some foreign investments.

         o INVESTING IN THE MASTER PORTFOLIO - The Fund began investing in the Master Portfolio in August 1999. Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

         The Fund can withdraw its entire investment from the Master Portfolio if it believes it's in the best interest of the Fund to do so. It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

[GRAPHIC]
          Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings, and Fund expenses.

          For information about the performance of other equity funds managed by Thomas Marsico, see How the Funds are managed.

[GRAPHIC]
          The Fund's returns in this table reflect sales charges. The index's return does not reflect sales charges.

[GRAPHIC]
       A LOOK AT THE FUND'S PERFORMANCE

       The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

       YEAR BY YEAR TOTAL RETURN FOR INVESTOR A SHARES (%) AS OF DECEMBER 31 EACH YEAR

       The bar chart shows you how the performance of the Fund's Investor A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, and would be lower if they did. Returns for Investor B and Investor C Shares are different because they have their own expenses, pricing and sales charges.

       [BAR CHART APPEARS HERE]

         1998      1999
        50.14%    52.85%

       YEAR-TO-DATE RETURN AS OF DECEMBER 31, 1999: 52.85%

       BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

       Best: 4th quarter 1999:       33.11%
       Worst: 3rd quarter 1998:      -8.99%

       AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1999

       The table shows the Fund's average annual total return for each period, compared with the S&P 500, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The S&P 500 is not available for investment.

                                                Since
                                 1 year       Inception
       Investor A Shares          52.85%        51.49%
       Investor B Shares          51.99%        50.66%
       Investor C Shares          52.59%        50.86%
       S&P 500                    21.04%        24.75%

[GRAPHIC]
          There are two kinds of fees --
          sales charges you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

[GRAPHIC]
       WHAT IT COSTS TO INVEST IN THE FUND

       This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

       Shareholder fees                                    Investor A    Investor B    Investor C
       (Fees paid directly from your investment)             Shares        Shares        Shares
       Maximum sales charge (load)
       imposed on purchases, as a %
       of offering price                                      5.75%         none          none
       Maximum deferred sales charge
       (load), as a % of net asset value                      none(1)       5.00%(2)      1.00%(3)
       Redemption fee, as a %
       of the amount sold                                     none(4)         none          none

       Annual Fund operating expenses(5)
       (Expenses that are deducted from the Fund's assets)(6)
       Management fees                                        0.75%          0.75%         0.75%
       Distribution (12b-1) and shareholder
       servicing fees                                         0.25%          1.00%         1.00%
       Other expenses                                         0.31%          0.31%         0.31%
                                                              -----         --------      --------
       Total annual Fund operating expenses                   1.31%          2.06%         2.06%
                                                              =====         ========      ========

     (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Different charges may apply to purchases made prior to August 1, 1999. Please see page 25 for details.

     (2)This charge decreases over time. Please see page 26 for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page 26 for details.

     (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 27 for details.

     (4)A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 25 for details.

     (5)The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     (6)These fees and expenses include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio.

[GRAPHIC]
          This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

       EXAMPLE
       This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

       This example assumes:

       o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       o you reinvest all dividends and distributions in the Fund

       o your investment has a 5% return each year

       o the Fund's operating expenses remain the same as shown in the table above

       Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 year     3 years     5 years     10 years
       Investor A Shares          $701       $967        $1,253      $2,066
       Investor B Shares          $709       $946        $1,308      $2,197
       Investor C Shares          $309       $646        $1,108      $2,390

       If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                                1 year     3 years     5 years      10 years
       Investor B Shares          $209       $646        $1,108      $2,197
       Investor C Shares          $209       $646        $1,108      $2,390

ABOUT THE EQUITY FUNDS
--------------------------------------------------------------------------------

[GRAPHIC]
          About the sub-adviser

          The Fund does not have its own investment adviser or sub-adviser because it's a "feeder" fund. A feeder fund typically invests all of its assets in another fund, which is called a "master portfolio." Master Portfolio and Fund are sometimes used interchangeably.

          BAAI is the Master Portfolio's investment adviser, and Marsico Capital is its sub-adviser. Thomas F. Marsico is the portfolio manager and makes the day-to-day investment decisions for the Master Portfolio.

[GRAPHIC]
          You'll find more about Marsico Capital and Mr. Marsico on page 20.

[GRAPHIC]
          Why invest in a growth and income fund?

          Growth and income funds can invest in a mix of equity and fixed income securities. This can help reduce volatility and provide the Fund with the flexibility to shift among securities that offer the potential for higher returns.

          While this Fund invests in a wide range of companies and industries, it holds fewer investments than other kinds of funds. This means it can have greater price swings than more diversified funds. It also means it may have relatively higher returns when one of its investments performs well, or relatively lower returns when an investment performs poorly.

 NATIONS MARSICO GROWTH & INCOME FUND

[GRAPHIC]
       INVESTMENT OBJECTIVE

       This Fund seeks long-term growth of capital with a limited emphasis on income.

[GRAPHIC]
       PRINCIPAL INVESTMENT STRATEGIES

       The Fund invests all of its assets in Nations Marsico Growth & Income Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

 The Master Portfolio invests primarily in equity securities of large capitalization companies that are selected for their growth potential. It invests at least 25% of its assets in securities that are believed to have income potential, and generally holds 35 to 50 securities. It may hold up to 25% of its assets in foreign securities.

 Marsico Capital may shift assets between growth and income securities based on its assessment of market, financial and economic conditions. The Master Portfolio, however, is not designed to produce a consistent level of income.

 The Master Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

 Marsico Capital looks for companies with earnings growth potential that may not be recognized by other investors, focusing on companies that have some of the following characteristics:

   o products, markets or technologies in flux that can result in extraordinary growth

   o strong brand franchises that can take advantage of a changing global environment

   o global reach that allows the company to generate sales and earnings both in the United States and abroad. This can give the company added growth potential and also means the company may be less affected by changes in local markets

   o movement with, not against, the major social, economic and cultural shifts taking place in the world

[GRAPHIC]
            You'll find more about other risks of investing in this Fund starting on page 18 and in the SAI.

 Once an investment opportunity is identified, Marsico Capital uses a disciplined analytical process to assess its potential as an investment. This process includes a "top-down" analysis that takes into account economic factors like interest rates, inflation, the regulatory environment, the industry and global competition.

 The process also includes a "bottom-up" analysis of a company's financial situation, as well as individual company characteristics like commitment to research, market franchise and quality of management.

 Marsico Capital may sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, or for other reasons.

[GRAPHIC]
       RISKS AND OTHER THINGS TO CONSIDER

       Nations Marsico Growth & Income Fund has the following risks:

    o INVESTMENT STRATEGY RISK - Marsico Capital uses an investment strategy that tries to identify equities with growth or income potential. There is a risk that the value of these investments will not rise as high as Marsico Capital expects, or will fall.

    o STOCK MARKET RISK - The value of the stocks the Master Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. As of the date of this prospectus, the stock markets, as measured by the S&P 500 and other commonly used indices, were trading at or close to record levels. There can be no guarantee that these levels will continue.

    o INTEREST RATE RISK - The prices of the Master Portfolio's fixed income securities will tend to fall when interest rates rise and to rise when interest rates fall. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

    o CREDIT RISK - The Master Portfolio could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations.

    o FOREIGN INVESTMENT RISK - Because the Master Portfolio may invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, the implementation of the Euro, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Withholding taxes also may apply to some foreign investments.

    o INVESTING IN THE MASTER PORTFOLIO - The Fund began investing in the Master Portfolio in August 1999. Other mutual funds and eligible

[GRAPHIC]
          Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings, and Fund expenses.

          For information about the performance of other equity funds managed by Thomas Marsico, see How the Funds are managed.

investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

The Fund can withdraw its entire investment from the Master Portfolio if it believes it's in the best interest of the Fund to do so. It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

[GRAPHIC]
       A LOOK AT THE FUND'S PERFORMANCE

       The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

       YEAR BY YEAR TOTAL RETURN FOR INVESTOR A SHARES (%) AS OF DECEMBER 31 EACH YEAR

       The bar chart shows you how the performance of the Fund's Investor A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, and would be lower if they did. Returns for Investor B and Investor C Shares are different because they have their own expenses, pricing and sales charges.

       [BAR CHART APPEARS HERE]

        1998      1999
       38.62%    52.11%

       YEAR-TO-DATE RETURN AS OF DECEMBER 31, 1999: 52.11%

       BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

       Best: 4th quarter 1999:        35.19%
       Worst: 3rd quarter 1998:      -12.24%

[GRAPHIC]
          The Fund's returns in this table reflect sales charges. The index's return does not reflect sales charges.

[GRAPHIC]
          There are two kinds of fees -- sales charges you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

       Average annual total return as of December 31, 1999 The table shows the Fund's average annual total return for each period, compared with the S&P 500, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The S&P 500 is not available for investment.

                                               Since
                                1 year       Inception
      Investor A Shares          52.11%        45.21%
      Investor B Shares          50.99%        44.31%
      Investor C Shares          50.81%        44.38%
      S&P 500                    21.04%        24.75%

[GRAPHIC]
       WHAT IT COSTS TO INVEST IN THE FUND

       This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

       Shareholder fees                                  Investor A    Investor B    Investor C
      (Fees paid directly from your investment)            Shares        Shares        Shares
       Maximum sales charge (load)
       imposed on purchases, as a %
       of offering price                                    5.75%         none          none
       Maximum deferred sales charge,
       as a % of net asset value                            none(1)       5.00%(2)      1.00%(3)
       Redemption fee, as a %
       of the amount sold                                   none(4)       none          none

       Annual Fund operating expenses(5)
       (Expenses that are deducted from the Fund's assets)(6)
       Management fees                                      0.75%          0.75%         0.75%
       Distribution (12b-1) and shareholder
       servicing fees                                       0.25%          1.00%         1.00%
       Other expenses                                       0.50%          0.50%         0.50%
                                                            -----         --------      --------
       Total annual Fund operating expenses                 1.50%          2.25%         2.25%
                                                            =====         ========      ========

     (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Different charges may apply to purchases made prior to August 1, 1999. Please see page 25 for details.

     (2)This charge decreases over time. Please see page 26 for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page 26 for details.

     (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 27 for details.

     (4)A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 25 for details.

     (5)The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     (6)These fees and expenses include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio.

[GRAPHIC]
          This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

       EXAMPLE
       This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

       This example assumes:

       o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       o you reinvest all dividends and distributions in the Fund

       o your investment has a 5% return each year

       o the Fund's operating expenses remain the same as shown in the table above

       Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 year     3 years     5 years     10 years
       Investor A Shares          $719       $1,023      $1,348      $2,266
       Investor B Shares          $728       $1,003      $1,405      $2,396
       Investor C Shares          $328       $  703      $1,205      $2,585

       If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                                 1 year     3 years     5 years     10 years
       Investor B Shares          $228       $703        $1,205      $2,396
       Investor C Shares          $228       $703        $1,205      $2,585

[GRAPHIC]
           OTHER IMPORTANT INFORMATION

 You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 4. The following are some other risks and information you should consider before you invest:

    o CHANGING INVESTMENT OBJECTIVES AND POLICIES - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

    o HOLDING OTHER KINDS OF INVESTMENTS - The Master Portfolios may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information. The portfolio managers or management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

    o FOREIGN INVESTMENT RISK - Funds that invest in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; the implementation of the Euro; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; difficulty selling some investments, which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S.

    o INVESTING DEFENSIVELY - A Master Portfolio may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

    o PORTFOLIO TURNOVER - A Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Funds generally buy securities for capital appreciation, investment income, or both, and don't engage in short-term trading. The annual portfolio turnover rate for Nations Marsico 21st Century Fund is expected to be no more than 150%. You'll find the portfolio turnover rate for the other Funds in Financial highlights.

[GRAPHIC]
          Banc of America Advisors, Inc.

          One Bank of America Plaza
          Charlotte, North Carolina 28255

[GRAPHIC]
           HOW THE FUNDS ARE MANAGED

 INVESTMENT ADVISER
 BAAI is the investment adviser to over 60 mutual fund portfolios in the Nations Funds family, including the Equity Funds described in this prospectus.

 BAAI is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation. Nations Funds pays BAAI an annual fee for its investment advisory services. The fee is calculated daily based on the average net assets of each Fund and is paid monthly. BAAI uses part of this money to pay investment sub-advisers for the services they provide to each Fund.

 The following chart shows the maximum advisory fees BAAI can receive, along with the actual advisory fees it received during the Funds' last fiscal year, after waivers and/or reimbursements:

 Annual investment advisory fee, as a % of average daily net assets

                                           Maximum     Actual fee
                                           advisory     paid last
                                            fee(1)    fiscal year

  Nations Marsico 21st Century Fund(2)       0.75%        N/A
  Nations Marsico Focused Equities Fund(2)   0.75%       0.85%
  Nations Marsico Growth & Income Fund(2)    0.75%       0.85%

(1)These fees are the current contract levels, which in most cases have been reduced from the contract levels that were in effect during the last fiscal year.

(2)These Funds don't have their own investment adviser because they invest in Nations Marsico 21st Century Master Portfolio, Nations Marsico Focused Equities Master Portfolio and Nations Marsico Growth & Income Master Portfolio, respectively. BAAI is the investment adviser to the Master Portfolio.

[GRAPHIC]
          Marsico Capital
          Management, LLC

          1200 17th Street
          Suite 1300
          Denver, Colorado 80202

 INVESTMENT SUB-ADVISER
 Nations Funds and BAAI have engaged an investment sub-adviser to provide day-to-day portfolio management for the Funds. This sub-adviser functions under the supervision of BAAI and the Boards of Directors/Trustees of Nations Funds.

 MARSICO CAPITAL MANAGEMENT, LLC
 Marsico Capital is a full service investment advisory firm founded by Thomas F. Marsico in September 1997. It is a registered investment adviser, specializing in concentrated portfolios, and currently has $18 billion in assets under management.

 Marsico Management Holdings, LLC, a wholly-owned subsidiary of Bank of America Corporation, indirectly owns 50% of the equity of Marsico Capital.

     Marsico Capital is the investment sub-adviser to:

     o Nations Marsico 21st Century Master Portfolio

     o Nations Marsico Focused Equities Master Portfolio

     o Nations Marsico Growth & Income Master Portfolio

 JAMES A. HILLARY is the portfolio manager of Nations Marsico 21st Century Master Portfolio. Mr. Hillary has eleven years of experience as a securities analyst and portfolio manager and is a founding member of Marsico Capital Management. Prior to joining Marsico Capital in 1997, Mr. Hillary was a portfolio manager at W.H. Reaves, a New Jersey-based money management firm where he managed equity mutual funds and separate accounts. He holds a bachelor's degree from Rutgers University and a law degree from Fordham University. Mr. Hillary is also a certified public accountant.

 THOMAS F. MARSICO, Chairman and Chief Executive Officer of Marsico Capital, is the portfolio manager responsible for making the day-to-day investment decisions for Nations Marsico Focused Equities Master Portfolio and Nations Marsico Growth & Income Master Portfolio. Mr. Marsico was an executive vice president and portfolio manager at Janus Capital Corporation from 1988 until he formed Marsico Capital in September 1997. He has more than 20 years of experience as a securities analyst and portfolio manager.

 PERFORMANCE OF OTHER EQUITY FUNDS MANAGED BY THOMAS MARSICO
 Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund have been in operation since December 31, 1997, so they have a relatively short performance history. The tables below are designed to show you how similar equity funds managed by Thomas Marsico performed in the past.

 The Janus Twenty Fund has an investment objective, policies and strategies that are substantially similar to Nations Marsico Focused Equities Fund. Mr. Marsico managed the Janus Twenty Fund from January 31, 1988 through August 11, 1997. He had full discretionary authority for selecting investments for that Fund, which had approximately $6 billion in net assets on August 11, 1997.

 The table below shows the returns for the Janus Twenty Fund compared with the S&P 500 for the periods ending August 7, 1997. The returns reflect deductions of fees and expenses, and assume all dividends and distributions have been reinvested.

 AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 7, 1997

                                                 Janus Twenty
                                                   Fund (%)      S&P 500 (%)
  one year                                         48.21           46.41
  three years                                      32.07           30.63
  five years                                       20.02           20.98
  during the period of Mr. Marsico's management
  (January 31, 1988 to August 7, 1997)             23.38           18.20

 This information is designed to show the historical track record of Mr.
 Marsico. It does not indicate how the Fund has performed or will perform in the future.

 Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

 The Janus Growth and Income Fund has an investment objective, policies and strategies that are substantially similar to Nations Marsico Growth & Income
 Fund. Mr. Marsico managed the Janus Growth and Income Fund from its inception on May 31, 1991 through August 11, 1997. He had full discretionary authority for selecting investments for that Fund, which had approximately $1.7 billion in net assets on August 11, 1997.

 The table below shows the returns for the Janus Growth and Income Fund compared with the S&P 500 for the period ending August 7, 1997. The returns reflect deductions of fees and expenses, and assume all dividends and distributions have been reinvested.

 AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 7, 1997

                                                Janus Growth
                                                 and Income
                                                  Fund (%)      S&P 500 (%)
  one year                                         47.77           46.41
  three years                                      31.13           30.63
  five years                                       21.16           20.98
  during the period of Mr. Marsico's management
  (May 31, 1991 to August 7, 1997)                 21.19           18.59

 This information is designed to show the historical track record of Mr. Marsico. It does not indicate how the Fund has performed or will perform in the future.

 Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

[GRAPHIC]
          Stephens Inc.

          111 Center Street
          Little Rock, Arkansas 72201

[GRAPHIC]
          PFPC Inc.

          400 Bellevue Parkway
          Wilmington, Delaware 19809

 OTHER SERVICE PROVIDERS
 The Funds are distributed and co-administered by Stephens Inc., a registered broker/dealer. Stephens may pay commissions, distribution (12b-1) and shareholder servicing fees, and/or other compensation to companies for selling shares and providing services to investors.

 BAAI is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BAAI and Stephens a combined fee of 0.23% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

 PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

[GRAPHIC]
          We've used the term, investment professional, to refer to the person who has assisted you with buying Nations Funds. Selling agent or servicing agent (sometimes referred to as a selling agent) means the company that employs your investment professional. Selling and servicing agents include banks, brokerage firms, mutual fund dealers and other financial institutions, including affiliates of Bank of America.

[GRAPHIC]
          For more information about how to choose a share class, contact your investment professional or call us at 1.800.321.7854.

[GRAPHIC]
          Before you invest, please note that, over time, distribution (12b-1) and shareholder servicing fees will increase the cost of your investment, and may cost you more than any sales charges you may pay. For more information, see How selling and servicing agents are paid.

[GRAPHIC]
           CHOOSING A SHARE CLASS

 Before you can invest in the Funds, you'll need to choose a share class. There are three classes of shares for each Fund offered by this prospectus. Each class has its own sales charges and fees. The table below compares the charges and fees of the share classes.

                        Investor A                 Investor B             Investor C
                          Shares                     Shares                 Shares
  Maximum amount         no limit                   $250,000                no limit
  you can buy

  Maximum front-end       5.75%                        none                   none
  sales charge

  Maximum deferred        none(1)                      5.00%(2)               1.00%(3)
  sales charge

  Redemption fee          none(4)                      none                   none

  Maximum annual          0.25% distribution      0.75% distribution     0.75% distribution
  distribution             (12b-1)/service       (12b-1) fee            (12b-1) fee
  and shareholder          fee                    0.25% service fee      0.25% service fee
  servicing fees

  Conversion feature      none                         yes                    none

(1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Different charges may apply to purchases made prior to August 1, 1999. Please see page 25 for details.

(2)This charge decreases over time. Please see page 26 for details.

(3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 27 for details.

(4)A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares of certain Funds between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 25 for details.

 The share class you choose will depend on how much you're investing, how long you're planning to stay invested, and how you prefer to pay the sales charge.

 The total cost of your investment over the time you expect to hold your shares will be affected by the distribution (12b-1) and shareholder servicing fees, as well as by the amount of any front-end sales charge or contingent deferred sales charge (CDSC) that applies, and when you're required to pay the charge. You should think about these things carefully before you invest.

 Investor A Shares have a front-end sales charge, which is deducted when you buy your shares. This means that a smaller amount is invested in the Funds, unless you qualify for a waiver or reduction of the sales charge. However, Investor A Shares have lower ongoing distribution (12b-1) and shareholder servicing fees than Investor B and Investor C Shares. This means that Investor A Shares can be expected to pay relatively higher dividends per share.

[GRAPHIC]
          The offering price per share is the net asset value per share plus any sales charge that applies.

          The net asset value per share is the price of a share calculated by a Fund every business day.

 Investor B Shares have limits on how much you can invest. When you buy Investor B or Investor C Shares, the full amount is invested in the Funds. However, you may pay a CDSC when you sell your shares. Over time, Investor B and Investor C Shares can incur distribution (12b-1) and shareholder servicing fees that are equal to or more than the front-end sales charge, and the distribution (12b-1) and shareholder servicing fees you would pay for Investor A Shares. Although the full amount of your purchase is invested in the Funds, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Investor B and Investor C Shares. You should also consider the conversion feature for Investor B Shares, which is described in About Investor B Shares.

[GRAPHIC]
       ABOUT INVESTOR A SHARES

       There is no limit to the amount you can invest in Investor A Shares. You generally will pay a front-end sales charge when you buy your shares, or in some cases, a CDSC when you sell your shares.

       Front-end sales charge
       You'll pay a front-end sales charge when you buy Investor A Shares, unless:

       o you qualify for a waiver of the sales charge. You can find out if you qualify for a waiver in the section, When you might not have to pay a sales charge

       o  you're reinvesting distributions

      The sales charge you'll pay depends on the amount you're investing -- the larger the investment, the smaller the sales charge.


                                                               Amount retained
                           Sales charge      Sales charge      by selling agents
                           as a % of the     as a % of the       as a % of the
                          offering price    net asset value     offering price
     Amount you bought       per share         per share           per share
     $0-$49,999                5.75%             6.10%              5.00%
     $50,000-$99,999           4.50%             4.71%              3.75%
     $100,000-$249,999         3.50%             3.63%              2.75%
     $250,000-$499,999         2.50%             2.56%              2.00%
     $500,000-$999,999         2.00%             2.04%              1.75%
     $1,000,000 or more        0.00%             0.00%              1.00%(1)

     (1)1.00% on the first $3,000,000, 0.50% on the next $47,000,000, 0.25% on amounts over $50,000,000. Stephens pays the amount retained by selling agents on investments of $1,000,000 or more, but may be reimbursed when a CDSC is deducted if the shares are sold within eighteen months from the time they were bought. Please see How selling and servicing agents are paid for more information.

      CONTINGENT DEFERRED SALES CHARGE
      If you own or buy $1,000,000 or more of Investor A Shares, there are two situations when you'll pay a CDSC:

    o If you bought your shares before August 1, 1999, and you sell them:

        o during the first year you own them, you'll pay a CDSC of 1.00%

        o during the second year you own them, you'll pay a CDSC of 0.50%

    o If you buy your shares on or after August 1, 1999 and sell them within 18 months of buying them, you'll pay a CDSC of 1.00%.

      The CDSC is calculated from the day your purchase is accepted (the trade date). We deduct the CDSC from the market value or purchase price of the shares, whichever is lower.

      You won't pay a CDSC on any increase in net asset value since you bought your shares, or on any shares you receive from reinvested distributions. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

      REDEMPTION FEE
      There are two situations when we'll charge a 1% redemption fee on the sale of Investor A Shares:

      o if you bought $1,000,000 or more Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them

      o if an employee benefit plan made its initial investment in Investor A Shares between July 31, 1997 and November 15, 1998 and sold those shares within 18 months of buying them because the plan sold all of its Nations Funds holdings.

      The fee is deducted from the amount sold and is paid to the Fund. The Fund can reduce or cancel the fee at any time.

[GRAPHIC]
       ABOUT INVESTOR B SHARES

       You can buy up to $250,000 of Investor B Shares at a time. You don't pay a sales charge when you buy Investor B Shares, but you may have to pay a CDSC when you sell them.

       CONTINGENT DEFERRED SALES CHARGE
       You'll pay a CDSC when you sell your Investor B Shares, unless:

      o you bought the shares on or after January 1, 1996 and before August 1, 1997

      o you received the shares from reinvested distributions

      o you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver on page 30

       The CDSC you pay depends on when you bought your shares, how much you bought in some cases, and how long you held them.

If you sell your shares
during the following year:                                  You'll pay a CDSC of:
---------------------------------  -----------------------------------------------------------------------
                                                                                       Shares
                                                                                         you
                                                                                       bought      Shares
                                      Shares                                         on or after    you
                                    you bought       Shares you bought between        1/1/1996     bought
                                       after          8/1/1997 and 11/15/1998        and before    before
                                    11/15/1998       in the following amounts:        8/1/1997    1/1/1996
                                   ------------ ----------------------------------- ------------ ---------
                                                               $250,000-  $500,000-
                                                 $0-$249,999   $499,999   $999,999
 the first year you own them       5.0%             5.0%          3.0%       2.0%        none         5.0%
 the second year you own them      4.0%             4.0%          2.0%       1.0%        none         4.0%
 the third year you own them       3.0%             3.0%          1.0%      none         none         3.0%
 the fourth year you own them      3.0%             3.0%         none       none         none         2.0%
 the fifth year you own them       2.0%             2.0%         none       none         none         2.0%
 the sixth year you own them       1.0%             1.0%         none       none         none         1.0%
 after six years of owning them   none             none          none       none         none        none

       The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

       Your selling agent receives compensation when you buy Investor B Shares. Please see HOW SELLING AND SERVICING AGENTS ARE PAID for more information.

       ABOUT THE CONVERSION FEATURE
       Investor B Shares generally convert automatically to Investor A Shares according to the following schedule:

                                    Will convert to Investor A Shares
Investor B Shares you bought        after you've owned them for

after November 15, 1998                     eight years
between August 1, 1997
and November 15, 1998
 $0-$249,000                                nine years
 $250,000-$499,999                          six years
 $500,000-$999,999                          five years
before August 1, 1997                       nine years

      The conversion feature allows you to benefit from the lower operating costs of Investor A Shares, which can help increase total returns.

      Here's how the conversion works:

      o We won't convert your shares if you tell your investment professional, selling agent or the transfer agent within 90 days before the conversion date that you don't want your shares to be converted. Remember, it's in your best interest to convert your shares because Investor A Shares have lower expenses.

      o Shares are converted at the end of the month in which they become eligible for conversion. Any shares you received from reinvested distributions on these shares will convert to Investor A Shares at the same time.

      o You'll receive the same dollar value of Investor A Shares as the Investor B Shares that were converted. No sales charge or other charges apply.

      o Investor B Shares that you received from an exchange of Investor B Shares of another Nations Fund will convert based on the day you bought the original shares. Your conversion date may be later if you exchanged to or from a Nations Fund Money Market Fund.

      o  Conversions are free from federal tax.

[GRAPHIC]
       ABOUT INVESTOR C SHARES

       There is no limit to the amount you can invest in Investor C Shares. You don't pay a sales charge when you buy Investor C Shares, but you may pay a CDSC when you sell them.

      CONTINGENT DEFERRED SALES CHARGE
      You'll pay a CDSC of 1.00% when you sell Investor C Shares within one year of buying them, unless:

      o  you received the shares from reinvested distributions

      o you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver on page 30

      The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

      Your selling agent receives compensation when you buy Investor C Shares. Please see HOW SELLING AND SERVICING AGENTS ARE PAID for more information.

[GRAPHIC]
          Please contact your investment professional for more information about reductions and waivers of sales charges.

          You should tell your investment professional that you may qualify for a reduction or a waiver before buying shares.

          We can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

      WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE

      FRONT-END SALES CHARGES
      (Investor A Shares)

      There are three ways you can lower the front-end sales charge you pay on Investor A Shares:

    o    COMBINE PURCHASES YOU'VE ALREADY MADE
         Rights of accumulation allow you to combine the value of Investor A, Investor B and Investor C Shares you already own with Investor A Shares you're buying to calculate the sales charge. The sales charge is based on the total value of the shares you already own, or the original purchase cost, whichever is higher, plus the value of the shares you're buying. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Reserves Money Market Funds, don't qualify for rights of accumulation.

    o    COMBINE PURCHASES YOU PLAN TO MAKE
         By signing a letter of intent, you can combine the value of shares you already own with the value of shares you plan to buy over a 13-month period to calculate the sales charge.

         o You can choose to start the 13-month period up to 90 days before you sign the letter of intent.

         o Each purchase you make will receive the sales charge that applies to the total amount you plan to buy.

         o If you don't buy as much as you planned within the period, you must pay the difference between the charges you've paid and the charges that actually apply to the shares you've bought.

         o Your first purchase must be at least 5% of the minimum amount for the sales charge level that applies to the total amount you plan to buy.

         o If the purchase you've made later qualifies for a reduced sales charge through the 90-day backdating provisions, we'll make an adjustment for the lower charge when the letter of intent expires. Any adjustment will be used to buy additional shares at the reduced sales charge.

    o    COMBINE PURCHASES WITH FAMILY MEMBERS
         You can receive a quantity discount by combining purchases of Investor A Shares that you, your spouse and children under age 21 make on the same day. Some distributions or payments from the dissolution of certain qualified plans also qualify for the quantity discount. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Reserves Money Market Funds, don't qualify.

      The following investors can buy Investor A Shares without paying a front-end sales charge:

         o full-time employees and retired employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries and the immediate families of these people

      o banks, trust companies and thrift institutions acting as fiducuaries

      o individuals receiving a distribution from a Bank of America trust or other fiduciary account may use the proceeds of that distribution to buy Investor A Shares without paying a front-end sales charge, as long as the proceeds are invested in the Funds within 90 days of the date of distribution

      o Nations Funds' Trustees, Directors and employees of its investment sub-advisers

      o registered broker/dealers that have entered into a Nations Funds dealer agreement with Stephens may buy Investor A Shares without paying a front-end sales charge for their investment account only

      o registered personnel and employees of these broker/dealers and their family members may buy Investor A Shares without paying a front-end sales charge according to the internal policies and procedures of the employing broker/dealer as long as these purchases are made for their own investment purposes

      o employees or partners of any service provider to the Funds

      o former shareholders of Class B Shares of the Special Equity Portfolio of The Capitol Mutual Funds who held these shares as of January 31, 1994 or received Investor A Shares of Nations Disciplined Equity Fund may buy Investor A Shares of Nations Disciplined Equity Fund without paying a front-end sales charge

      o investors who buy through accounts established with certain fee-based investment advisers or financial planners, including Nations Funds Personal Investment Planner accounts, wrap fee accounts and other managed agency/asset allocation accounts

      o shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at net asset value


      The following plans can buy Investor A Shares without paying a front-end sales charge:

      o pension, profit-sharing or other employee benefit plans established under Section 401 or Section 457 of the Internal Revenue Code of 1986, as amended (the tax code)

      o employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must:

        o have at least $500,000 invested in Investor A Shares of Nations Funds (except Money Market Funds), or

        o sign a letter of intent to buy at least $500,000 of Investor A Shares of Nations Funds (except Money Market Funds), or

        o be an employer-sponsored plan with at least 100 eligible participants, or

        o be a participant in an alliance program that has signed an agreement with the Fund or a selling agent

      You can also buy Investor A Shares without paying a sales charge if you buy the shares within 120 days of selling the same Fund. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. First Data, Stephens or their agents must receive your written request within 120 days after you sell your shares.

      In addition, you can buy Investor A Shares without paying a sales charge if you buy the shares with proceeds from the redemption of shares of a nonaffiliated mutual fund as long as the redemption of the nonaffiliated fund shares occurred within 45 days prior to the purchase of the Investor A Shares. We must receive a copy of the confirmation of the redemption transaction in order for you to avoid paying the sales charge.

      Stephens may pay selling agents up to 1.00% of the net asset value of Investor A Shares bought without a sales charge. Stephens may be reimbursed through any CDSC that applies.

      CONTINGENT DEFERRED SALES CHARGES
      (Investor A, Investor B and Investor C Shares)

      You won't pay a CDSC on the following transactions:

      o shares sold following the death or disability (as defined in the tax code) of a shareholder, including a registered joint owner

      o the following retirement plan distributions:

        o lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan)

        o distributions from an IRA or Custodial Account under Section 403(b)(7) of the tax code, following attainment of age 59 1/2

        o a tax-free return of an excess contribution to an IRA

        o distributions from a qualified retirement plan that aren't subject to the 10% additional federal withdrawal tax under Section 72(t)(2) of the tax code

      o payments made to pay medical expenses which exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks

      o shares sold under our right to liquidate a shareholder's account, including instances where the aggregate net asset value of Investor A, Investor B or Investor C Shares held in the account is less than the minimum account size

      o withdrawals made under the Automatic Withdrawal Plan described in Buying, selling and exchanging shares, if the total withdrawals of Investor A, Investor B or Investor C Shares made in a year are less than 12% of the total value of those shares in your account. A CDSC may only apply to Investor A Shares if you bought more than $1,000,000

      We'll also waive the CDSC on the sale of Investor A or Investor C Shares bought before September 30, 1994 by current or retired employees of Bank of America and its affiliates, or by current or former trustees or directors of the Nations Funds or other management companies managed by Bank of America.

      You won't pay a CDSC on the sale of Investor B or Investor C Shares if you reinvest any of the proceeds in the same Fund within 120 days of the sale. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, Stephens or their agents must receive your written request within 120 days after you sell your shares.

[GRAPHIC]
          When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.

[GRAPHIC]
           BUYING, SELLING AND EXCHANGING SHARES

 You can invest in the Funds through your selling agent or directly from Nations Funds.

 We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

 You should also ask your selling agent about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

 The table on the next page summarizes some key information about buying, selling and exchanging shares. You'll find sales charges and other fees that apply to these transactions in CHOOSING A SHARE CLASS.

 The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.321.7854 if you have questions or you need help placing an order.

                          Ways to
                        buy, sell or           How much you can buy,
                          exchange               sell or exchange                              Other things to know
                     ----------------- ------------------------------------  -------------------------------------------------------
 Buying shares       In a lump sum     minimum initial investment:           There is no limit to the amount you can invest in
                                       o $1,000 for regular accounts         Investor A and C Shares. You can invest up to $250,000
                                       o $500 for traditional and Roth       in Investor B Shares at a time.
                                         IRA accounts
                                       o $250 for certain fee-based
                                         accounts
                                       o no minimum for certain
                                         retirement plan accounts like
                                         401(k) plans and SEP accounts,
                                         but other restrictions apply
                                       minimum additional investment:
                                       o $100 for all accounts
                     ----------------- ------------------------------------  -------------------------------------------------------
                      Using our        minimum initial investment:           You can buy shares monthly, twice a month or quarterly,
                     Systematic        o $100                                using automatic transfers from your bank account.
                     Investment Plan   minimum additional investment:
                                       o $50
                     ----------------- ------------------------------------  -------------------------------------------------------
 Selling shares      In a lump sum     o you can sell up to $50,000 of       We'll deduct any CDSC from the amount you're selling
                                         your shares by telephone,           and send you or your selling agent the balance, usually
                                         otherwise there are no limits to    within three business days of receiving your order.
                                         the amount you can sell             If you paid for your shares with a check that wasn't
                                       o other restrictions may apply to     certified, we'll hold the sale proceeds when you sell
                                         withdrawals from retirement         those shares for at least 15 days after the trade date
                                         plan accounts                       of the purchase, or until the check has cleared.
                     ----------------- ------------------------------------  -------------------------------------------------------
                      Using our        o minimum $25 per withdrawal          Your account balance must be at least $10,000 to
                      Automatic                                              set up the plan. You can make withdrawals monthly,
                     Withdrawal Plan                                         twice a month or quarterly. We'll send your money by
                                                                             check or deposit it directly to your bank account. No
                                                                             CDSC is deducted if you withdraw 12% or less of the
                                                                             value of your shares in a class.
                     ----------------- ------------------------------------  -------------------------------------------------------
Exchanging shares   In a lump sum       o minimum $1,000 per exchange        You can exchange your Investor A Shares for
                                                                             Investor A shares of any other Nations Fund,
                                                                             except Index Funds. You won't pay a front-end
                                                                             sales charge, CDSC or redemption fee on the
                                                                             shares you're exchanging.
                                                                             You can exchange your Investor B Shares for:
                                                                             o Investor B Shares of any other Nations Fund,
                                                                               except Nations Funds Money Market Funds
                                                                             o Investor B Shares of Nations Reserves Money
                                                                               Market Funds
                                                                             You won't pay a CDSC on the shares you're
                                                                             exchanging.
                                                                             You can exchange your Investor C Shares for:
                                                                             o Investor C Shares of any other Nations Fund, except
                                                                               Nations Funds Money Market Funds
                                                                             o Investor C Shares of Nations Reserves Money Market
                                                                               Funds
                                                                             If you received Investor C Shares of a Fund from an
                                                                             exchange of Investor A Shares of a Managed Index Fund,
                                                                             you can also exchange these shares for Investor A
                                                                             Shares of an Index Fund. You won't pay a CDSC on the
                                                                             shares you're exchanging.
                     ----------------- ------------------------------------  -------------------------------------------------------
                      Using our         o minimum $25 per exchange           This feature is not available for Investor B Shares.
                      Automatic                                              You must already have an investment in the Funds you
                      Exchange                                               want to exchange. You can make exchanges monthly or
                      Feature                                                quarterly.

[GRAPHIC]

          A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes.

          The NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

 HOW SHARES ARE PRICED
 All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of each Fund at the end of each business day. First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

 VALUING SECURITIES IN A FUND
 The value of a Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in a Fund. If prices aren't readily available, we'll base the price of a security on its fair market value. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by a Fund could change on days when Fund shares may not be bought or sold.

 HOW ORDERS ARE PROCESSED
 Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received to your selling agent.

 TELEPHONE ORDERS
 You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

     Here's how telephone orders work:

     o If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

     o Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

     o We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

     o Telephone orders may be difficult to complete during periods of significant economic or market change.

[GRAPHIC]
          The offering price per share is the net asset value per share plus any sales charge that applies.

          The net asset value per share is the price of a share calculated by a Fund every business day.

[GRAPHIC]
       BUYING SHARES

       Here are some general rules for buying shares:

          o You buy Investor A Shares at the offering price per share. You buy Investor B and Investor C Shares at net asset value per share.

          o If we don't receive your money within three business days of receiving your order, we'll refuse the order.

          o Selling agents are responsible for sending orders to us and ensuring we receive your money on time.

          o Shares you buy are recorded on the books of the Fund. We don't issue certificates unless you ask for them in writing, and we don't issue certificates for fractions of shares.

     MINIMUM INITIAL INVESTMENT
       The minimum initial amount you can buy is usually $1,000.

       If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

          o $500 for traditional and Roth individual retirement accounts (IRAs)

          o $250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts

          o $100 using our Systematic Investment Plan

          o There is no minimum for 401(k) plans, simplified employee pension plans (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Match Plans for Employees (SIMPLE
            IRAs), salary reduction-IRAs (SAR-IRAs) or other similar kinds of accounts. However, if the value of your account falls below $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account, we may sell your shares. We'll give you 60 days notice in writing if we're going to do this

     MINIMUM ADDITIONAL INVESTMENT

       You can make additional purchases of $100, or $50 if you use our Systematic Investment Plan.

[GRAPHIC]
            For more information about telephone orders, see page 34.

 SYSTEMATIC INVESTMENT PLAN
 You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.

     Here's how the plan works:

        o You can buy shares twice a month, monthly or quarterly.

        o You can choose to have us transfer your money on or about the 15th or the last day of the month.

        o Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 1, 1997. For details, please contact your investment professional.

[GRAPHIC]
       SELLING SHARES

       Here are some general rules for selling shares:

          o We'll deduct any CDSC from the amount you're selling and send you the balance.

          o If you're selling your shares through a selling agent, we'll normally send the sale proceeds by federal funds wire within three business days after Stephens, PFPC or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

          o If you're selling your shares directly through us, we'll send the sale proceeds by mail or wire them to your bank account within three business days after the Fund receives your order.

          o You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

          o If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared.

          o If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

          o Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell your shares, or delay payment of the sale proceeds for up to seven days.

          o Other restrictions may apply to retirement plan accounts. For more information these restrictions, please contact your retirement plan administrator.

[GRAPHIC]

          You should make sure you understand the investment objectives and policies of the Fund you're exchanging into. Please read its prospectus carefully.

   We may sell your shares:

      o if the value of your account falls below $500. We'll give you 60 days notice in writing if we're going to do this

      o if your selling agent tells us to sell your shares under arrangements made between the selling agent and its customers

      o under certain other circumstances allowed under the 1940 Act

 AUTOMATIC WITHDRAWAL PLAN
 The Automatic Withdrawal Plan lets you withdraw $25 or more every month, every quarter or every year. You can contact your investment professional or us to set up the plan.

     Here's how the plan works:

      o Your account balance must be at least $10,000 to set up the plan.

      o If you set up the plan after you've opened your account, your signature must be guaranteed.

      o You can choose to have us transfer your money on or about the 15th or the 25th of the month.

      o You won't pay a CDSC on Investor A, Investor B or Investor C Shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, we'll deduct any CDSC from the withdrawals.

      o We'll send you a check or deposit the money directly to your bank account.

      o You can cancel the plan by giving your selling agent or us 30 days notice in writing.

 It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

[GRAPHIC]
       EXCHANGING SHARES

       You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

       Here's how exchanges work:

          o You must exchange at least $1,000, or $25 if you use our Automatic Exchange Feature.

          o The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

          o You may only make an exchange into a Fund that is legally sold in your state of residence.

          o You generally may only make an exchange into a Fund that is accepting investments.

          o We may limit the number of exchanges you can make within a specified period of time.

          o We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

          o You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

     EXCHANGING INVESTOR A SHARES
       You can exchange Investor A Shares of a Fund for Investor A Shares of any other Nations Fund, except Index Funds.


       Here are some rules for exchanging Investor A Shares:

          o You won't pay a front-end sales charge on the shares of the Fund you're exchanging.

          o You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC at that time will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

          o You won't pay a redemption fee on the shares you're exchanging. Any redemption fee will be deducted later on when you sell the shares you received from the exchange. Any redemption fee will be paid to the original Fund.

     EXCHANGING INVESTOR B SHARES
       You can exchange Investor B Shares of a Fund for:

          o Investor B Shares of any other Nations Fund, except Nations Funds Money Market Funds

          o Investor B Shares of Nations Reserves Money Market Funds

       You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

       If you received Investor C Shares of a Nations Funds Money Market Fund through an exchange of Investor B Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Investor C Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.

     EXCHANGING INVESTOR C SHARES
       You can exchange Investor C Shares of a Fund for:

          o Investor C Shares of any other Nations Fund, except Nations Funds Money Market Funds

          o Investor C Shares of Nations Reserves Money Market Funds

       If you received Investor C Shares of a Fund from an exchange of Investor A Shares of a Managed Index Fund, you can also exchange these shares for Investor A Shares of an Index Fund.

       You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

       If you received Daily Shares of a Nations Funds Money Market Fund through an exchange of Investor C Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Daily Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.

 AUTOMATIC EXCHANGE FEATURE
 The Automatic Exchange Feature lets you exchange $25 or more of Investor A or Investor C Shares every month or every quarter. You can contact your investment professional or us to set up the plan.

     Here's how automatic exchanges work:

          o Send your request to PFPC in writing or call 1.800.321.7854.

          o You must already have an investment in the Funds you want to exchange.

          o You can choose to have us transfer your money on or about the 15th or the last day of the month in which the exchange is scheduled to occur.

          o The rules for making exchanges apply to automatic exchanges.

[GRAPHIC]
          The financial institution or intermediary that buys shares for you is also sometimes referred to as a selling agent.

          The distribution fee is often referred to as a "12b-1" fee because it's paid through a plan approved under Rule 12b-1 under the 1940 Act.

          Your selling agent may charge other fees for services provided to your account.

[GRAPHIC]
           HOW SELLING AND SERVICING AGENTS ARE PAID

 Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class you invest in. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

 COMMISSIONS
 Your selling agent may receive an up-front commission (reallowance) when you buy shares of a Fund. The amount of this commission depends on which share class you choose:

     o up to 5.00% of the offering price per share of Investor A Shares. The commission is paid from the sales charge we deduct when you buy your shares

     o up to 4.00% of the net asset value per share of Investor B Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

     o up to 1.00% of the net asset value per share of Investor C Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

 If you buy Investor B or Investor C Shares you will be subject to higher distribution (12b-1) and shareholder servicing fees and may be subject to a CDSC when you sell your shares.

 DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES
 Stephens and selling and servicing agents may be compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

     The amount of the fee depends on the class of shares you own:

                                       Maximum annual distribution (12b-1)
                                         and shareholder servicing fees
                                  (as an annual % of average daily net assets)
 Investor A Shares          0.25% combined distribution (12b-1) and shareholder servicing fee
 Investor B Shares          0.75% distribution (12b-1) fee, 0.25% shareholder servicing fee
 Investor C Shares          0.75% distribution (12b-1) fee, 0.25% shareholder servicing fee

 Fees are calculated daily and deducted monthly. Because these fees are paid out of the Funds' assets on an ongoing basis they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

 The Funds pay these fees to Stephens and to eligible selling and servicing agents for as long as the plans continue. We may reduce or discontinue payments at any time.

     OTHER COMPENSATION
     Selling and servicing agents may also receive:

     o a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

     o additional amounts on all sales of shares:

          o up to 1.00% of the offering price per share of Investor A Shares

          o up to 1.00% of the net asset value per share of Investor B Shares

          o up to 1.00% of the net asset value per share of Investor C Shares

     o non-cash compensation like trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

 This compensation, which is not paid by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investments, Inc., an affiliate of BAAI, and certain other selling or servicing agents. Selected selling and servicing agents also may receive compensation for opening a minimum number of accounts.

 BAAI also may pay amounts from its own assets to Stephens or to selling or servicing agents for services they provide.

[GRAPHIC]
          The power of compounding

          Reinvesting your distributions buys you more shares of a Fund -- which lets you take advantage of the potential for compound growth.

          Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.

[GRAPHIC]
           DISTRIBUTIONS AND TAXES

   ABOUT DISTRIBUTIONS
   A mutual fund can make money two ways:

   o It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

   o A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

 A mutual fund is not subject to income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any income tax. When a Fund makes this kind of a payment, it's split equally among all shares, and is called a distribution.

 All of the Funds distribute any net realized capital gain, at least once a year. The frequency of distributions of net investment income varies by Fund:

                                                 Frequency of
 Fund                                        income distributions

 Nations Marsico 21st Century Fund               quarterly
 Nations Marsico Focused Equities Fund           quarterly
 Nations Marsico Growth & Income Fund            quarterly

 A distribution is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to recieve distributions from the settlement date (daily dividend Funds) or the trade date (all other Funds) of the purchase up to and including the day before the shares are sold.

 Different share classes of a Fund usually pay different distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

 We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at 1.800.321.7854.

 We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll pay any distribution that applies to those shares in cash within five business days after the sale was made.

[GRAPHIC]
          This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax advisor about your situation, including any foreign, state and local taxes that may apply.

[GRAPHIC]
            For more information about taxes, please see the SAI.

 If you buy shares of a Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the gain. This distribution is also subject to tax. Some Funds have built up, or have the potential to build up, high levels of unrealized capital gain.

 HOW TAXES AFFECT YOUR INVESTMENT
 Distributions of net investment income, including net foreign currency gain and any excess of net short-term capital gain over net long-term capital loss generally are taxable to you as ordinary income.

 Distributions of net capital gain (generally the excess of net long-term capital gain over net short-term capital loss) generally are taxable to you as net capital gain.

 In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

 We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

 WITHHOLDING TAX
 We're required by federal law to withhold tax of 31% on any distributions and redemption proceeds paid to you (including amounts deemed to be paid for "in kind" redemptions and exchanges) if:

   o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

   o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

   o   the IRS informs us that you're otherwise subject to backup withholding

 The IRS may also impose penalties against you if you don't give us a correct
 TIN.

 Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

 We're also normally required by federal law to withhold tax on distributions paid to foreign shareholders.

 TAXATION OF REDEMPTIONS AND EXCHANGES
 Your redemptions (including redemptions "in kind") and exchanges of Fund shares will usually result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

[GRAPHIC]
           FINANCIAL HIGHLIGHTS

 The financial highlights table is designed to help you understand how the Funds have performed for the past five years. Certain information reflects financial results for a single Fund share. Financial highlights for Investor A, Investor B, and Investor C Shares of Nations Marsico 21st Century Fund are not provided because that Fund had not yet commenced operations during the periods indicated. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

 This information has been audited by PricewaterhouseCoopers LLP. The independent accountant's report and Nations Funds financial statements are incorporated by reference into the SAI. Please see the back cover to find out how you can get a copy.

Nations Marsico Focused Equities
Fund                               For a Share outstanding throughout the Period

                                                     Year ended         Period ended
Investor A Shares                                     3/31/99#           03/31/98*#
 Operating performance:
 Net asset value at the beginning of the period        $12.14             $10.00
 Net investment income/(loss)                           (0.04)             (0.01)
 Net realized and unrealized capital gain on
  investments                                            4.64               2.15
 Net increase in net asset value from operations         4.60               2.14
 Distributions:
 Dividends from net investment income                    0.00               0.00
 Distributions from net realized capital gains          (0.01)              0.00
 Total dividends and distributions                      (0.01)              0.00
 Net asset value, the end of the period                $16.73             $12.14
 Total return++                                         37.94%             21.40%
==================================================    =======            =======
 Ratios to average net assets/supplemental data:
 Net assets, end of period (in 000's)                $238,137             $6,056
 Ratio of operating expenses to average
  net assets                                             1.31%(a)           1.77%+(a)
 Ratio of net investment income/(loss) to
  average net assets                                    (0.20)%            (0.55)%+
 Portfolio turnover rate                                  177%                25%
 Ratio of operating expenses to average
  net assets without waivers and/or expense
  reimbursements                                         1.31%(a)           1.77%+(a)

                          * Nations Marsico Focused Equities Fund Investor A Shares commenced operations on December 31, 1997.
                          + Annualized.
                          ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                          # Per share net investment income has been calculated using the monthly average share method.
                          (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

Nations Marsico Focused Equities
Fund                               For a Share outstanding throughout the period

                                                   Year ended         Period ended
Investor B Shares                                   3/31/99#           03/31/98*#
 Operating performance:
 Net asset value, beginning of period                $12.13             $10.00
 Net investment income/(loss)                         (0.12)             (0.04)
 Net realized and unrealized gain/(loss) on
  investments                                          4.62               2.17
 Net increase/(decrease) in net asset value from
  operations                                           4.50               2.13
 Distributions:
 Dividends from net investment income                  0.00               0.00
 Distributions from net realized capital gains        (0.01)              0.00
 Total dividends and distributions                    (0.01)              0.00
 Net asset value, end of period                      $16.62             $12.13
 Total return ++                                      37.15%             21.30%
=================================================    =======            =======
 Ratios to average net assets/supplemental data:
 Net assets, end of period (in 000's)              $306,365            $20,446
 Ratio of operating expenses to average
  net assets                                           2.06%(a)           2.52%+(a)
 Ratio of net investment income/(loss) to
  average net assets                                  (0.95)%            (1.30)%+
 Portfolio turnover rate                                177%                25%
 Ratio of operating expenses to average
  net assets without waivers and/or expense
  reimbursements                                       2.06%(a)           2.52%+(a)

                          * Nations Marsico Focused Equities Fund Investor B Shares commenced operations on December 31, 1997.
                          + Annualized.
                          ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                          # Per share net investment income has been calculated using the monthly average share method.
                         (a) The effect of the fees reduced by credits allowed
                          by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

Nations Marsico Focused Equities
Fund                               For a Share outstanding throughout the period

                                                   Year ended         Period ended
Investor C Shares                                   3/31/99#           03/31/98*#
 Operating performance:
 Net asset value, beginning of period                  $2.13             $10.00
 Net investment income/(loss)                          (0.14)             (0.04)
 Net realized and unrealized gains on
  investments                                           4.69               2.17
 Net increase in net asset value from operations        4.55               2.13
 Distributions:
 Dividends from net investment income                   0.00               0.00
 Distributions from net realized capital gains         (0.01)              0.00
 Total dividends and distributions                     (0.01)              0.00
 Net asset value, end of period                       $16.67             $12.13
 Total return++                                        37.56%             21.30%
==================================================    =======            =======
 Ratios to average net assets/supplemental data:
 Net assets, end of period (000's)                   $13,682             $  469
 Ratio of operating expenses to average
  net assets                                            2.06%(a)           2.52%+(a)
 Ratio of net investment loss to average
  net assets                                           (0.95)%            (1.30)%+
 Portfolio turnover rate                                 177%                25%
 Ratio of expenses to average net assets
  without waivers and/or expense
  reimbursements                                        2.06%(a)           2.52%+(a)

                          * Nations Marsico Focused Equities Fund Investor C Shares commenced operations on December 31, 1997.
                          + Annualized.
                          ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charge.
                          # Per share net investment income has been calculated using the monthly average share method.
                         (a) The effect of the fees reduced by credits allowed
                          by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

Nations Marsico Growth & Income
Fund                               For a Share outstanding throughout the period

                                                     Year ended        Period ended
Investor A Shares                                     3/31/99#          03/31/98*#
 Operating performance:
 Net asset value at the beginning of the period        $2.02             $10.00
 Net investment income                                 (0.03)              0.00 (b)
 Net realized and unrealized gain on
  investments                                           2.97               2.02
 Net increase in net asset value from operations        2.94               2.02
 Dividends from net investment income                   0.00               0.00
 Distributions from net realized capital gains         (0.01)              0.00
 Total dividends and distributions                     (0.01)              0.00
 Net asset value, end of the period                   $14.95             $12.02
 Total return++                                        24.38%             20.20%
==================================================    =======            =======
 Ratios to average net assets/supplemental data:
 Net assets, end of period (in 000's)                 $43,392            $ 1,141
 Ratio of operating expenses to average
  net assets                                            1.50%(a)           1.34 +(a)
 Ratio of net investment income/(loss) to
  average net assets                                   (0.20)%             0.13 +
 Portfolio turnover rate                                 150%                22%
 Ratio of operating expenses to average
  net assets without fee waivers and/or
  expense reimbursements                                1.50%(a)           2.22 +(a)

                          * Nations Marsico Growth & Income Fund Investor A Shares commenced operations on December 31, 1997.
                          + Annualized.
                          ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                          # Per share net investment income has been calculated using the monthly average share method.
                          (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                          (b) Amount represents less than $0.01 per share.

Nations Marsico Growth & Income
Fund                               For a Share outstanding throughout the period

                                                    Year ended         Period ended
Investor B Shares                                    3/31/99#           03/31/98*#
 Operating performance:
 Net asset value, beginning of period                  $12.02             $10.00
 Net investment income                                  (0.12)             (0.02)
 Net realized and unrealized gain on
  investments                                           2.96               2.04
 Net increase in net asset value from operations        2.84               2.02
 Distributions:
 Dividends from net investment income                   0.00               0.00
 Distributions from net realized capital gains         (0.01)              0.00
 Total dividends and distributions                     (0.01)              0.00
 Net asset value, end of period                       $14.85             $12.02
 Total return++                                        23.55%             20.20%
==================================================    =======            =======
 Ratios to average net assets/supplemental data:
 Net assets, end of period (in 000's)                 $99,257            $7,907
 Ratio of operating expenses to average
  net assets                                             2.25%(a)          2.09%+(a)
 Ratio of net investment income/loss to
  average net assets                                    (0.95)%           (0.62)%+
 Portfolio turnover rate                                  150%               22%
 Ratio of operating expenses to average
  net assets without waivers and/or expense
  reimbursements                                        2.25%(a)           2.97%+(a)

                          * Nations Marsico Growth & Income Fund Investor B Shares commenced operations on December 31, 1997.
                          + Annualized.
                          ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                          # Per share net investment income has been calculated using the monthly average share method.
                          (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

Nations Marsico Growth & Income
Fund                               For a Share outstanding throughout the period

                                                 Year ended         Period ended
Investor C Shares                                 3/31/99#           03/31/98*#
 Operating performance:
 Net asset value, beginning of period                 $12.02             $10.00
 Income from investment operations:
 Net investment income                                 (0.12)             (0.02)
 Net realized and unrealized gain on
  investments                                           2.97               2.04
 Net increase in net asset value from operations        2.85               2.02
 Distributions:
 Dividends from net investment income                   0.00               0.00
 Distributions from net realized capital gains         (0.01)              0.00
 Total dividends and distributions                     (0.01)              0.00
 Net asset value, end of period                       $14.86             $12.02
 Total return++                                        23.63%             20.20%
==================================================    =======            =======
 Ratios to average net assets/supplemental data:
 Net assets, end of period (000's)                    $3,233             $  518
 Ratio of operating expenses to average
  net assets                                            2.25%(a)           2.09%+(a)
 Ratio of net investment income/loss to
  average net assets                                   (0.95)%            (0.62)%+
 Portfolio turnover rate                                 150%                22%
 Ratio of expenses to average net assets
  without waivers and/or expense
  reimbursements                                        2.25%(a)           2.97%+(a)

                          * Nations Marsico Growth & Income Fund Investor C Shares commenced operations on December 31, 1997.
                          + Annualized.
                          ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                          # Per share net investment income has been calculated using the monthly average share method.
                          (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

[GRAPHIC]
            TERMS USED IN THIS PROSPECTUS

 CAPITAL GAIN OR LOSS - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

 CASH EQUIVALENTS - short-term, interest-bearing instruments, including obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, bank obligations, asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investor Services, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

 COMMON STOCK - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

 DEBT SECURITY - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

 EQUITY SECURITY - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

 FOREIGN SECURITY - a debt or equity security issued by a foreign company or government.

 FUTURES CONTRACT - a contract to buy or sell an asset or an index of securities at a specified price on a specified future date. The price is set through a futures exchange.

 LIQUIDITY - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

 MONEY MARKET INSTRUMENT - a short-term debt security that matures in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

 NON-DIVERSIFIED - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

 OVER-THE-COUNTER MARKET - a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

 PREFERRED STOCK - a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors.

 PRICE-TO-EARNINGS RATIO (P/E RATIO) - the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

 QUANTITATIVE ANALYSIS - an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

 RIGHT - a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

 S&P 500(1) - Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of 500 widely held common stocks. It is not available for investment.

 SETTLEMENT DATE - The date on which an order is settled either by payment or delivery of securities.

 TRADE DATE - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

 U.S. GOVERNMENT OBLIGATIONS - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

 WARRANT - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

(1)S&P has not reviewed any stock included in the S&P 500 for its investment merit. S&P determines and calculates its indexes independently of the Funds and is not a sponsor or affiliate of the Funds. S&P gives no information and makes no statements about the suitability of investing in the Funds or the ability of its indexes to track stock market performance. S&P makes no guarantees about the indexes, any data included in them and the suitability of the indexes or their data for any purpose. "Standard and Poor's" and "S&P 500" are trademarks of the McGraw-Hill Companies, Inc.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

[GRAPHIC]
           WHERE TO FIND MORE INFORMATION

 You'll find more information about the Equity Funds in the following documents:

       ANNUAL AND SEMI-ANNUAL REPORTS

       The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the auditor's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[GRAPHIC]
       STATEMENT OF ADDITIONAL INFORMATION

       The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

       You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations
       Funds:

       By telephone: 1.800.321.7854

       By mail:
       NATIONS FUNDS
       C/O STEPHENS INC.
       ONE BANK OF AMERICA PLAZA
       33RD FLOOR
       CHARLOTTE, NC 28255

       On the Internet: www.nations-funds.com

       Information about the Funds can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SEC file numbers:
Nations Funds Trust, 811-09645
Nations Reserves, 811-6030

NM21PROIX
                                                                       [GRAPHIC]
                                               [NATIONS FUNDS LOGO APPEARS HERE]

[GRAPHIC]
EQUITY FUNDS
PROSPECTUS    --    PRIMARY A SHARES

                                                                 MARCH 30, 2000

EQUITY FUNDS
NATIONS MARSICO 21ST CENTURY FUND
NATIONS MARSICO FOCUSED EQUITIES FUND
NATIONS MARSICO GROWTH & INCOME FUND

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


---------------------------
NOT FDIC INSURED
---------------------------
May Lose Value
---------------------------
No Bank Guarantee
---------------------------


                                                                       [GRAPHIC]
                                               [NATIONS FUNDS LOGO APPEARS HERE]

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------
[GRAPHIC]
          TERMS USED IN THIS PROSPECTUS

          IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.

[GRAPHIC]
            YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 28.

          YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

          AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUNDS.

 This booklet, which is called a prospectus, tells you about some of Nations Funds' Equity Funds. Please read it carefully because it contains information that's designed to help you make informed investment decisions.

 ABOUT THE FUNDS
 The Equity Funds invest primarily in EQUITY SECURITIES. Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund invest primarily in securities of large capitalization U.S. companies. Nations Marsico 21st Century Fund invests primarily in securities of U.S. or foreign companies of any size.

 Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. There's always the risk that you'll lose money, or you may not earn as much as you expect.

 CHOOSING THE RIGHT FUNDS FOR YOU
 Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.


 The Equity Funds all focus on long-term growth. They may be suitable for you if:
   o you have longer-term investment goals
   o they're part of a balanced portfolio
   o you want to try to protect your portfolio against a loss of buying power that inflation can cause over time

 They may not be suitable for you if:
   o you're not prepared to accept or are unable to bear the risks associated with equity securities
   o you have short-term investment goals
   o you're looking for a regular stream of income

 You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 4.

 FOR MORE INFORMATION
 If you have any questions about the Funds, please call us at 1.800.765.2668 or contact your investment professional.

 You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

[GRAPHIC]
          BANC OF AMERICA ADVISORS, INC.

          BANC OF AMERICA ADVISORS, INC. (BAAI) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. BAAI IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND. BAAI AND NATIONS FUNDS HAVE ENGAGED A SUB-ADVISER, WHICH IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR EACH OF THE FUNDS.

[GRAPHIC]
            YOU'LL FIND MORE ABOUT BAAI AND THE SUB-ADVISER STARTING ON PAGE 16.

[GRAPHIC]
ABOUT THE FUNDS



Equity Funds
NATIONS MARSICO 21ST CENTURY FUND
Sub-adviser: Marsico Capital Management, LLC              4
-----------------------------------------------------------
NATIONS MARSICO FOCUSED EQUITIES FUND
Sub-adviser: Marsico Capital Management, LLC              7
-----------------------------------------------------------
NATIONS MARSICO GROWTH & INCOME FUND
Sub-adviser: Marsico Capital Management, LLC             11
-----------------------------------------------------------
OTHER IMPORTANT INFORMATION                              15
-----------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                16

[GRAPHIC]
     ABOUT YOUR INVESTMENT

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                  20
  Distributions and taxes                                23
-----------------------------------------------------------
FINANCIAL HIGHLIGHTS                                     25
-----------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                            28
-----------------------------------------------------------
WHERE TO FIND MORE INFORMATION                   BACK COVER

ABOUT THE EQUITY FUND
--------------------------------------------------------------------------------
[GRAPHIC]
          ABOUT THE SUB-ADVISER

          THE FUND DOES NOT HAVE ITS OWN INVESTMENT ADVISER OR SUB-ADVISER BECAUSE IT'S A "FEEDER" FUND. A FEEDER FUND TYPICALLY INVESTS ALL OF ITS ASSETS IN ANOTHER FUND, WHICH IS CALLED A "MASTER PORTFOLIO." MASTER PORTFOLIO AND FUND ARE SOMETIMES USED INTERCHANGEABLY.

          BAAI IS THE MASTER PORTFOLIO'S INVESTMENT ADVISER, AND MARSICO CAPITAL MANAGEMENT, LLC (MARSICO CAPITAL) IS ITS SUB-ADVISER. JAMES
          A. HILLARY IS THE PORTFOLIO MANAGER AND MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE MASTER PORTFOLIO.

[GRAPHIC]
            YOU'LL FIND MORE ABOUT
            MARSICO CAPITAL AND
            MR. HILLARY ON PAGE 17.
[GRAPHIC]

          WHAT IS A MULTI-CAP FUND?

          A MULTI-CAP FUND INVESTS IN COMPANIES ACROSS THE CAPITALIZATION SPECTRUM -- SMALL, MID AND LARGE COMPANIES. AS A MULTI-CAP FUND, THIS FUND MAY INVEST IN LARGE, ESTABLISHED AND WELL-KNOWN U.S. AND FOREIGN COMPANIES, AS WELL AS SMALL, NEW AND RELATIVELY UNKNOWN COMPANIES THAT ARE BELIEVED TO HAVE THE POTENTIAL TO GROW SIGNIFICANTLY.

 NATIONS MARSICO 21ST CENTURY FUND

[GRAPHIC]

       INVESTMENT OBJECTIVE

       This Fund seeks long-term growth of capital.

[GRAPHIC]

       PRINCIPAL INVESTMENT STRATEGIES

       The Fund invests all of its assets in Nations Marsico 21st Century Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

 The Master Portfolio is an aggressive growth fund that primarily invests in EQUITY SECURITIES of companies of any capitalization size. The Master Portfolio will focus on ground-breaking technologies and companies seeking to take advantage of technological innovations in the way business is conducted. The Master Portfolio may invest without limit in FOREIGN SECURITIES.

 The Master Portfolio also may invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

 Marsico Capital looks for companies with earnings growth potential that may not be recognized by other investors, focusing on companies that have some of the following characteristics:

   o changing products, markets or technologies that may result in extraordinary growth

   o strong brand franchises that can take advantage of a changing global environment

   o global reach that allows the company to generate sales and earnings both in the United States and abroad. This can give the company added growth potential and also means the company may be less affected by changes in local markets

   o well positioned to take advantage of the major social, economic and cultural shifts taking place in the world

 Once an investment opportunity is identified, Marsico Capital uses a disciplined analytical process to assess its potential as an investment. This process includes a "top down" analysis that takes into account economic factors like interest rates, inflation, the regulatory environment, the industry and global competition.

 The process also includes a "bottom-up" analysis of a company's financial situation, as well as individual company characteristics like commitment to research, market franchise and quality of management.

 Marsico Capital may sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, or for other reasons.

[GRAPHIC]
            YOU'LL FIND MORE ABOUT
            OTHER RISKS OF INVESTING IN
            THIS FUND STARTING ON PAGE 15 AND IN THE SAI.
[GRAPHIC]

       RISKS AND OTHER THINGS TO CONSIDER

       Nations Marsico 21st Century Fund has the following risks:

    o INVESTMENT STRATEGY RISK - There is a risk that the value of the Master Portfolio's investments will not rise as high as Marsico Capital expects, or will fall.

    o STOCK MARKET RISK - The value of any stocks the Master Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. As of the date of this prospectus, the stock markets, as measured by the S&P 500 and other commonly used indices, were trading at or close to record levels. There can be no guarantee that these levels will continue.

    o SMALLER AND MID-CAP COMPANY RISK - Smaller and medium companies can experience tighter markets and can have more limited managerial and financial resources than larger companies. Consequently, the performance of smaller and mid-cap companies can be more volatile and they may be more likely to experience business failure, which tends to cause greater price swings in the stocks of these companies that are held by the Master Portfolio. In general, the smaller a company, the more these risks increase.

    o FOREIGN INVESTMENT RISK - Because the Master Portfolio may invest without limitation in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, the implementation of the Euro, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Withholding taxes also may apply to some foreign investments.

    o INVESTING IN THE MASTER PORTFOLIO - Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

         The Fund could withdraw its entire investment from the Master Portfolio if it believes it's in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

[GRAPHIC]

          THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.
[GRAPHIC]

          THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

[GRAPHIC]

       A LOOK AT THE FUND'S PERFORMANCE

       Because the Fund commenced operations on April 10, 2000 and has not been in operation for a full calendar year, no risk/return bar chart or table is included in this prospectus.

[GRAPHIC]

       WHAT IT COSTS TO INVEST IN THE FUND

       This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


       SHAREHOLDER FEES                                       Primary A
      (Fees paid directly from your investment)                 Shares
       Maximum sales charge (load) imposed on purchases          none
       Maximum deferred sales charge (load)                      none

       ANNUAL FUND OPERATING EXPENSES(1)
       (Expenses that are deducted from the Fund's assets)
       Management fees                                           0.75%
       Other expenses(2)                                         0.49%
                                                                 ----
       Total annual Fund operating expenses                      1.24%
                                                                 ====

       (1)These fees and expenses include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio.

       (2)Other expenses are based on estimates for the current fiscal year.

       EXAMPLE
       This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


       This example assumes:

       o you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       o you reinvest all dividends and distributions in the Fund

       o your investment has a 5% return each year

       o the Fund's operating expenses remain the same as shown in the table above


       Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                1 year     3 years
       Primary A Shares          $126       $393

ABOUT THE EQUITY FUNDS
--------------------------------------------------------------------------------
[GRAPHIC]

          ABOUT THE SUB-ADVISER

          THE FUND DOES NOT HAVE ITS OWN INVESTMENT ADVISER OR SUB-ADVISER BECAUSE IT'S A "FEEDER" FUND. A FEEDER FUND TYPICALLY INVESTS ALL OF ITS ASSETS IN ANOTHER FUND, WHICH IS CALLED A "MASTER PORTFOLIO." MASTER PORTFOLIO AND FUND ARE SOMETIMES USED INTERCHANGEABLY.

          BAAI IS THE MASTER PORTFOLIO'S INVESTMENT ADVISER, AND MARSICO CAPITAL IS ITS SUB-ADVISER. THOMAS F. MARSICO IS THE PORTFOLIO MANAGER AND MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE MASTER PORTFOLIO.
[GRAPHIC]

            YOU'LL FIND MORE ABOUT
            MARSICO CAPITAL AND
            MR. MARSICO ON PAGE 17.
[GRAPHIC]

          WHAT IS A FOCUSED FUND?

          A FOCUSED FUND INVESTS IN A SMALL NUMBER OF COMPANIES WITH EARNINGS THAT ARE BELIEVED TO HAVE THE POTENTIAL TO GROW SIGNIFICANTLY. THIS FUND FOCUSES ON LARGE, ESTABLISHED AND WELL-KNOWN U.S. COMPANIES.

          BECAUSE A FOCUSED FUND HOLDS FEWER INVESTMENTS THAN OTHER KINDS OF FUNDS, IT CAN HAVE GREATER PRICE SWINGS THAN MORE DIVERSIFIED FUNDS. IT MAY EARN RELATIVELY HIGHER RETURNS WHEN ONE OF ITS INVESTMENTS PERFORMS WELL, OR RELATIVELY LOWER RETURNS WHEN AN INVESTMENT PERFORMS POORLY.

 NATIONS MARSICO FOCUSED EQUITIES FUND

[GRAPHIC]

       INVESTMENT OBJECTIVE
       This Fund seeks long-term growth of capital.

[GRAPHIC]

       PRINCIPAL INVESTMENT STRATEGIES
       The Fund invests all of its assets in Nations Marsico Focused Equities Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

       The Master Portfolio normally invests at least 65% of its assets in COMMON STOCKS of large companies. The Master Portfolio, which is NON-DIVERSIFIED, generally holds a core position of 20 to 30 common stocks. It may invest up to 25% of its assets in FOREIGN SECURITIES.

 The Master Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

 Marsico Capital looks for companies with earnings growth potential that may not be recognized by other investors, focusing on companies that have some of the following characteristics:

   o products, markets or technologies in flux that can result in extraordinary growth

   o strong brand franchises that can take advantage of a changing global environment

   o global reach that allows the company to generate sales and earnings both in the United States and abroad. This can give the company added growth potential and also means the company may be less affected by changes in local markets

   o movement with, not against, the major social, economic and cultural shifts taking place in the world

 Once an investment opportunity is identified, Marsico Capital uses a disciplined analytical process to assess its potential as an investment. This process includes a "top-down" analysis that takes into account economic factors like interest rates, inflation, the regulatory environment, the industry and global competition.

 The process also includes a "bottom-up" analysis of a company's financial situation, as well as individual company characteristics like commitment to research, market franchise and quality of management.

 Marsico Capital may sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, or for other reasons.

[GRAPHIC]

            YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND STARTING ON PAGE 15 AND IN THE SAI.

[GRAPHIC]

       RISKS AND OTHER THINGS TO CONSIDER
       Nations Marsico Focused Equities Fund has the following risks:

    o INVESTMENT STRATEGY RISK - There is a risk that the value of the Master Portfolio's investments will not rise as high as Marsico Capital expects, or will fall.

    o HOLDING FEWER INVESTMENTS - This Master Portfolio is considered to be non-diversified because it may hold fewer investments than other kinds of equity funds. This increases the risk that its value could go down significantly if even only one of its investments performs poorly. The value of this Portfolio will tend to have greater price swings than the value of more diversified equity funds. The Master Portfolio may become a diversified fund by limiting the investments in which more than 5% of its total assets are invested.

    o STOCK MARKET RISK - The value of the stocks the Master Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. As of the date of this prospectus, the stock markets, as measured by the S&P 500 and other commonly used indices, were trading at or close to record levels. There can be no guarantee that these levels will continue.

    o FOREIGN INVESTMENT RISK - Because the Master Portfolio may invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, the implementation of the Euro, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Withholding taxes also may apply to some foreign investments.

    o INVESTING IN THE MASTER PORTFOLIO - The Fund began investing in the Master Portfolio in August 1999. Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

         The Fund can withdraw its entire investment from the Master Portfolio if it believes it's in the best interest of the Fund to do so. It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

[GRAPHIC]


          MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS, AND FUND EXPENSES.


          FOR INFORMATION ABOUT THE PERFORMANCE OF OTHER EQUITY FUNDS MANAGED BY THOMAS MARSICO, SEE HOW THE FUNDS ARE MANAGED.

[GRAPHIC]

       A LOOK AT THE FUND'S PERFORMANCE
       The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

       YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR
       The bar chart shows you how the performance of the Fund's Primary A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

       [BAR CHART APPEARS HERE]
            1998       1999
          49.64%     53.43%

       YEAR-TO-DATE RETURN AS OF DECEMBER 31, 1999: 53.43%

       BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

       Best: 4th quarter 1999:     33.16%
       Worst: 3rd quarter 1998:    -9.08%

       AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1999
       The table shows the Fund's average annual total return for each period, compared with the S&P 500, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The index is not available for investment.

                                                Since
                                  1 year      Inception
       Primary A Shares          53.43%        51.53%
       S&P 500                   21.04%        24.75%

[GRAPHIC]

          THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

[GRAPHIC]

          THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

[GRAPHIC]

       WHAT IT COSTS TO INVEST IN THE FUND
       This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

       SHAREHOLDER FEES
      (Fees paid directly from your investment)                 Primary A Shares
       Maximum sales charge (load) imposed on purchases              none
       Maximum deferred sales charge (load)                          none

       ANNUAL FUND OPERATING EXPENSES(1)
       (Expenses that are deducted from the Fund's assets)(2)
       Management fees                                               0.75%
       Other expenses                                                0.31%
                                                                     ----
       Total annual Fund operating expenses                          1.06%
                                                                     ====

     (1)The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     (2)These fees and expenses include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio.

       EXAMPLE
       This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

       This example assumes:

        o you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        o you reinvest all dividends and distributions in the Fund

        o your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above

       Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 year     3 years     5 years     10 years
      Primary A Shares          $108       $337        $585        $1,294

ABOUT THE EQUITY FUNDS
--------------------------------------------------------------------------------
[GRAPHIC]
          ABOUT THE SUB-ADVISER

          THE FUND DOES NOT HAVE ITS OWN INVESTMENT ADVISER OR SUB-ADVISER BECAUSE IT'S A "FEEDER" FUND. A FEEDER FUND TYPICALLY INVESTS ALL OF ITS ASSETS IN ANOTHER FUND, WHICH IS CALLED A "MASTER PORTFOLIO." MASTER PORTFOLIO AND FUND ARE SOME-TIMES USED INTERCHANGEABLY.

          BAAI IS THE MASTER PORTFOLIO'S INVESTMENT ADVISER, AND MARSICO CAPITAL IS ITS SUB-ADVISER. THOMAS F. MARSICO IS THE PORTFOLIO MANAGER AND MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE MASTER PORTFOLIO.
[GRAPHIC]

            YOU'LL FIND MORE ABOUT
            MARSICO CAPITAL AND
            MR. MARSICO ON PAGE 17.
[GRAPHIC]

          WHY INVEST IN A GROWTH AND INCOME FUND?

          GROWTH AND INCOME FUNDS CAN INVEST IN A MIX OF EQUITY AND FIXED INCOME SECURITIES. THIS CAN HELP REDUCE VOLATILITY AND PROVIDES THE FUND WITH THE FLEXIBILITY TO SHIFT AMONG SECURITIES THAT OFFER THE POTENTIAL FOR HIGHER RETURNS.

          WHILE THIS FUND INVESTS IN A WIDE RANGE OF COMPANIES AND INDUSTRIES, IT HOLDS FEWER INVESTMENTS THAN OTHER KINDS OF FUNDS. THIS MEANS IT CAN HAVE GREATER PRICE SWINGS THAN MORE DIVERSIFIED FUNDS. IT MAY HAVE RELATIVELY HIGHER RETURNS WHEN ONE OF ITS INVESTMENTS PERFORMS WELL, OR RELATIVELY LOWER RETURNS WHEN AN INVESTMENT PERFORMS POORLY.

 NATIONS MARSICO GROWTH & INCOME FUND

[GRAPHIC]

       INVESTMENT OBJECTIVE
       This Fund seeks long-term growth of capital with a limited emphasis on income.

[GRAPHIC]

       PRINCIPAL INVESTMENT STRATEGIES
       The Fund invests all of its assets in Nations Marsico Growth & Income Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

 The Master Portfolio invests primarily in EQUITY SECURITIES of large capitalization companies that are selected for their growth potential. It invests at least 25% of its assets in securities that are believed to have income potential, and generally holds 35 to 50 securities. It may hold up to 25% of its assets in FOREIGN SECURITIES.

 Marsico Capital may shift assets between growth and income securities based on its assessment of market, financial and economic conditions. The Master Portfolio, however, is not designed to produce a consistent level of income.

 The Master Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

 Marsico Capital looks for companies with earnings growth potential that may not be recognized by other investors, focusing on companies that have some of the following characteristics:

   o products, markets or technologies in flux that can result in extraordinary growth

   o strong brand franchises that can take advantage of a changing global environment

   o global reach that allows the company to generate sales and earnings both in the United States and abroad. This can give the company added growth potential and also means the company may be less affected by changes in local markets

   o movement with, not against, the major social, economic and cultural shifts taking place in the world

[GRAPHIC]

            YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND STARTING ON PAGE 15 AND IN THE SAI.

 Once an investment opportunity is identified, Marsico Capital uses a disciplined analytical process to assess its potential as an investment. This process includes a "top-down" analysis that takes into account economic factors like interest rates, inflation, the regulatory environment, the industry and global competition.

 The process also includes a "bottom-up" analysis of a company's financial situation, as well as individual company characteristics like commitment to research, market franchise and quality of management.

 Marsico Capital may sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, or for other reasons.

[GRAPHIC]

       RISKS AND OTHER THINGS TO CONSIDER
       Nations Marsico Growth & Income Fund has the following risks:

    o INVESTMENT STRATEGY RISK - Marsico Capital uses an investment strategy that tries to identify equities with growth or income potential. There is a risk that the value of these investments will not rise as high as Marsico Capital expects, or will fall.

    o STOCK MARKET RISK - The value of the stocks the Master Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. As of the date of this prospectus, the stock markets, as measured by the S&P 500 and other commonly used indices, were trading at or close to record levels. There can be no guarantee that these levels will continue.

    o INTEREST RATE RISK - The prices of the Master Portfolio's FIXED INCOME SECURITIES will tend to fall when interest rates rise and to rise when interest rates fall. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

    o CREDIT RISK - The Master Portfolio could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. GOVERNMENT OBLIGATIONS.

    o FOREIGN INVESTMENT RISK - Because the Master Portfolio may invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, the implementation of the Euro, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Withholding taxes also may apply to some foreign investments.

[GRAPHIC]

          MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS, AND FUND EXPENSES.

          FOR INFORMATION ABOUT THE PERFORMANCE OF OTHER EQUITY FUNDS MANAGED BY THOMAS MARSICO, SEE HOW THE FUNDS ARE MANAGED.


    o INVESTING IN THE MASTER PORTFOLIO - The Fund began investing in the Master Portfolio in August 1999. Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

         The Fund can withdraw its entire investment from the Master Portfolio if it believes it's in the best interest of the Fund to do so. It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.
[GRAPHIC]

       A LOOK AT THE FUND'S PERFORMANCE
       The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

       YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR The bar chart shows you how the performance of the Fund's Primary A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

[GRAPHIC]

       [BAR CHART APPEARS HERE]
        1998       1999
       38.22%     52.48%

       YEAR-TO-DATE RETURN AS OF DECEMBER 31, 1999: 52.48%

[GRAPHIC]

          THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

[GRAPHIC]
          THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

       BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

       Best: 4th quarter 1999:        35.30%
       Worst: 3rd quarter 1998:      -12.34%

       AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1999 The table shows the Fund's average annual total return for each period, compared with the S&P 500, an unmanaged index of 500 widely held COMMON STOCKS, weighted by market capitalization. The index is not available for investment.

                                               Since
                                 1 year      Inception
       Primary A Shares          52.48%        45.18%
       S&P 500                   21.04%        24.75%

       WHAT IT COSTS TO INVEST IN THE FUND
       This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

       SHAREHOLDER FEES
      (Fees paid directly from your investment)                 Primary A Shares
       Maximum sales charge (load) imposed on purchases              none
       Maximum deferred sales charge (load)                          none

       ANNUAL FUND OPERATING EXPENSES(1)
       (Expenses that are deducted from the Fund's assets)(2)
       Management fees                                               0.75%
       Other expenses                                                0.50%
                                                                     ----
       Total annual Fund operating expenses                          1.25%
                                                                     ====

     (1)The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     (2)These fees and expenses include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio.

       EXAMPLE
       This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

       This example assumes:

        o you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        o you reinvest all dividends and distributions in the Fund

        o your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above

       Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 year     3 years     5 years     10 years
        Primary A Shares          $127       $397        $686        $1,511

[GRAPHIC]

           OTHER IMPORTANT INFORMATION

 You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 4. The following are some other risks and information you should consider before you invest:

    o CHANGING INVESTMENT OBJECTIVES AND POLICIES - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

    o HOLDING OTHER KINDS OF INVESTMENTS - The Master Portfolio may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information. The portfolio managers or management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

    o FOREIGN INVESTMENT RISK - Funds that invest in FOREIGN SECURITIES may be affected by changes in currency exchange rates and the costs of converting currencies; the implementation of the Euro; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; difficulties selling some investments, which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S.

    o INVESTING DEFENSIVELY - A Master Portfolio may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

    o PORTFOLIO TURNOVER - A Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term CAPITAL GAINS to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Funds generally buy securities for capital appreciation, investment income, or both, and don't engage in short-term trading. The annual portfolio turnover rate for Nations Marsico 21st Century Fund is expected to be no more than 150%. You'll find the portfolio turnover rate for the other Funds in FINANCIAL HIGHLIGHTS.

[GRAPHIC]

          BANC OF AMERICA ADVISORS, INC.

          ONE BANK OF AMERICA PLAZA
          CHARLOTTE, NORTH CAROLINA 28255
[GRAPHIC]

           HOW THE FUNDS ARE MANAGED

 INVESTMENT ADVISER
 BAAI is the investment adviser to over 60 mutual fund portfolios in the Nations Funds family, including the Equity Funds described in this prospectus.

 BAAI is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation. Nations Funds pays BAAI an annual fee for its investment advisory services. The fee is calculated daily based on the average net assets of each Fund and is paid monthly. BAAI uses part of this money to pay investment sub-advisers for the services they provide to each Fund.

 The following chart shows the maximum advisory fees BAAI can receive, along with the actual advisory fees it received during the Funds' last fiscal year, after waivers and/or reimbursements:

     ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS

                                            Maximum    Actual fee
                                           advisory     paid last
                                             fee(1)    fiscal year
  Nations Marsico 21st Century Fund(2)       0.75%        N/A
  Nations Marsico Focused Equities Fund(2)   0.75%       0.85%
  Nations Marsico Growth & Income Fund(2)    0.75%       0.85%

(1)These fees are the current contract levels, which have been reduced from the contract levels in effect during the last fiscal year.

(2)These Funds don't have their own investment adviser because they invest in Nations Marsico 21st Century Master Portfolio, Nations Marsico Focused Equities Master Portfolio and Nations Marsico Growth & Income Master Portfolio, respectively. BAAI is the investment adviser to the Master Portfolios.

[GRAPHIC]
          MARSICO CAPITAL
          MANAGEMENT, LLC

          1200 17TH STREET
          SUITE 1300
          DENVER, COLORADO 80202

 INVESTMENT SUB-ADVISER
 Nations Funds and BAAI have engaged an investment sub-adviser to provide day-to-day portfolio management for the Funds. This sub-adviser functions under the supervision of BAAI and the Boards of Directors/Trustees of Nations Funds.

 MARSICO CAPITAL MANAGEMENT, LLC
 Marsico Capital is a full service investment advisory firm founded by Thomas F. Marsico in September 1997. It is a registered investment adviser, specializing in concentrated portfolios, and currently has $18 billion in assets under management.

 Marsico Management Holdings, LLC, a wholly-owned subsidiary of Bank of America Corporation, indirectly owns 50% of the equity of Marsico Capital.

 Marsico Capital is the investment sub-adviser to:

   o Nations Marsico 21st Century Master Portfolio

   o Nations Marsico Focused Equities Master Portfolio

   o Nations Marsico Growth & Income Master Portfolio

 JAMES A. HILLARY is the portfolio manager of Nations Marsico 21st Century Master Portfolio. Mr. Hillary has eleven years of experience as a securities analyst and portfolio manager and is a founding member of Marsico Capital Management. Prior to joining Marsico Capital in 1997, Mr. Hillary was a portfolio manager at W.H. Reaves, a New Jersey-based money management firm where he managed equity mutual funds and separate accounts. He holds a bachelor's degree from Rutgers University and a law degree from Fordham University. Mr. Hillary is also a certified public accountant.

 THOMAS F. MARSICO, Chairman and Chief Executive Officer of Marsico Capital, is the portfolio manager responsible for making the day-to-day investment decisions for Nations Marsico Focused Equities Master Portfolio and Nations Marsico Growth & Income Master Portfolio. Mr. Marsico was an executive vice president and portfolio manager at Janus Capital Corporation from 1988 until he formed Marsico Capital in September 1997. He has more than 20 years of experience as a securities analyst and portfolio manager.

 PERFORMANCE OF OTHER EQUITY FUNDS MANAGED BY THOMAS MARSICO
 Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund have been in operation since December 31, 1997, so they have a relatively short performance history. The tables below are designed to show you how similar equity funds managed by Thomas Marsico performed in the past.

 The Janus Twenty Fund has an investment objective, policies and strategies that are substantially similar to Nations Marsico Focused Equities Fund. Mr. Marsico managed the Janus Twenty Fund from January 31, 1988 through August 11, 1997. He had full discretionary authority for selecting investments for that Fund, which had approximately $6 billion in net assets on August 11, 1997.

 The table below shows the returns for the Janus Twenty Fund compared with the S&P 500 for the periods ending August 7, 1997. The returns reflect deductions of fees and expenses, and assume all dividends and distributions have been reinvested.

 AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 1997

                                                Janus Twenty
                                                   Fund (%)      S&P 500 (%)
  one year                                         48.21           46.41
  three years                                      32.07           30.63
  five years                                       20.02           20.98
  during the period of Mr. Marsico's management
  (January 31, 1988 to August 7, 1997)             23.38           18.20

 This information is designed to show the historical track record of Mr. Marsico. It does not indicate how the Fund has performed or will perform in the future.

 Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

 The Janus Growth and Income Fund has an investment objective, policies and strategies that are substantially similar to Nations Marsico Growth & Income Fund. Mr. Marsico managed the Janus Growth and Income Fund from its inception on May 31, 1991 through August 11, 1997. He had full discretionary authority for selecting investments for that Fund, which had approximately $1.7 billion in net assets on August 11, 1997.

 The table below shows the returns for the Janus Growth and Income Fund compared with the S&P 500 for the period ending August 7, 1997. The returns reflect deductions of fees and expenses, and assume all dividends and distributions have been reinvested.

     AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 7, 1997

                                                Janus Growth
                                                 and Income
                                                  Fund (%)      S&P 500 (%)
  one year                                         47.77           46.41
  three years                                      31.13           30.63
  five years                                       21.16           20.98
  during the period of Mr. Marsico's management
  (May 31, 1991 to August 7, 1997)                 21.19           18.59

 This information is designed to show the historical track record of Mr. Marsico. It does not indicate how the Fund has performed or will perform in the future.

 Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

[GRAPHIC]

          STEPHENS INC.

          111 CENTER STREET
          LITTLE ROCK, ARKANSAS 72201
[GRAPHIC]

          PFPC INC.

          400 BELLEVUE PARKWAY
          WILMINGTON, DELAWARE 19809


 OTHER SERVICE PROVIDERS
 The Funds are distributed and co-administered by Stephens Inc., a registered broker/dealer.

 BAAI is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BAAI and Stephens a combined fee of 0.23% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

 BAAI may pay amounts from its own assets to Stephens or to selling or servicing agents of the Funds for services they provide.

 PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------
[GRAPHIC]

          WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.
[GRAPHIC]

          A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NYSE, USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.


          THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL
          HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.


[GRAPHIC]

           BUYING, SELLING AND EXCHANGING SHARES


 This prospectus offers Primary A Shares of the Funds. Here are some general rules about this class of shares:

 o Primary A Shares are available to certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they act as a fiduciary, agent or custodian. These include:

   o Bank of America and certain of its affiliates

   o certain other financial institutions and intermediaries, including financial planners and investment advisers

   o institutional investors

   o charitable foundations

   o endowments

   o other Funds in the Nations Funds Family

 o The minimum initial investment is $250,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount.

 o There is no minimum amount for additional investments.

 o There are no sales charges for buying, selling or exchanging these shares.


 You'll find more information about buying, selling and exchanging Primary A Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.


 The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.765.2668 if you have any questions or you need help placing an order.

HOW SHARES ARE PRICED
 All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of each Fund at the end of each business day. First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

VALUING SECURITIES IN A FUND
 The value of a Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in a Fund. If prices aren't readily available, we'll base the price of a security on its fair market value. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by a Fund could change on days when Fund shares may not be bought or sold.

HOW ORDERS ARE PROCESSED

 Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the TRADE DATE. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.


[GRAPHIC]

       BUYING SHARES

       Here are some general rules for buying shares:

          o  Investors buy Primary A Shares at net asset value per share.

          o If we don't receive payment within three business days of receiving an order, we'll refuse the order. We'll return any payment received for orders that we refuse.

          o Financial institutions and intermediaries are responsible for sending us orders for their clients and for ensuring that we receive payment on time.

          o Shares purchased are recorded on the books of the Fund. We don't issue certificates.

          o Financial institutions and intermediaries are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.


[GRAPHIC]

       SELLING SHARES

       Here are some general rules for selling shares:

          o We normally send the sale proceeds by federal funds wire within three business days after Stephens, PFPC or their agents receive the order.

          o If shares were paid for with a check that wasn't certified, we'll hold the sale proceeds when those shares are sold for at least 15 days after the trade date of the purchase, or until the check has cleared.

          o Financial institutions and intermediaries are responsible for sending us orders for their clients and for depositing the sale proceeds to their accounts on time.

          o Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay investors in securities or other property when they sell shares, or delay payment of the sale proceeds for up to seven days.

          o Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

[GRAPHIC]

          YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

       We may sell shares:

          o if the value of an investor's account falls below $500. We'll provide 60 days notice in writing if we're going to do this

          o if a financial institution or intermediary tells us to sell the shares for a client under arrangements it has made with its clients

          o  under certain other circumstances allowed under the 1940 Act

[GRAPHIC]

       EXCHANGING SHARES

       Investors can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange, and may be appropriate if investment goals or tolerance for risk change.


       Here's how exchanges work:

          o Investors can exchange Primary A Shares of a Fund for Primary A Shares of any other Nations Fund. In some cases, the only Money Market Fund option is Trust Class Shares of Nations Reserves Money Market Funds.

          o The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

          o Exchanges can only be made into a Fund that is legally sold in the investor's state of residence.

          o Exchanges can generally only be made into a Fund that is accepting investments.

          o We may limit the number of exchanges that can be made within a specified period of time.

          o We may change or cancel the right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

[GRAPHIC]

          THE POWER OF COMPOUNDING

          REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

          PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

[GRAPHIC]

           DISTRIBUTIONS AND TAXES


 ABOUT DISTRIBUTIONS
 A mutual fund can make money two ways:

  o It can earn income. Examples are interest paid on bonds and dividends paid on COMMON STOCKS.

  o A fund can also have CAPITAL GAIN if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

 A mutual fund is not subject to income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any income tax. When a Fund makes this kind of a payment, it's split equally among all shares, and is called a distribution.

 All of the Funds distribute any net realized capital gain at least once a year. The frequency of distributions of net investment income varies by Fund:

                                                 Frequency of
  Fund                                      income distributions
  Nations Marsico 21st Century Fund               quarterly
  Nations Marsico Focuses Equities Fund           quarterly
  Nations Marsico Growth & Income Fund            quarterly

 A distribution is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive distributions from the SETTLEMENT DATE (daily dividend Funds) or the TRADE DATE (all other Funds) of the purchase up to and including the day before the shares are sold.

 Different share classes of a Fund usually pay different distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

 We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at 1.800.765.2668.

[GRAPHIC]

          THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISOR ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.

[GRAPHIC]

            FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

 We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll pay any distribution that applies to those shares in cash within five business days after the sale was made.

 If you buy shares of a Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the gain. This distribution is also subject to tax. Some Funds have built up, or have the potential to build up, high levels of unrealized capital gain.

 HOW TAXES AFFECT YOUR INVESTMENT
 Distributions that come from net investment income and any net short-term capital gain (generally the excess of net short-term capital gain over net long-term capital loss) generally are taxable to you as ordinary income.

 Distributions that come from net capital gain (generally the excess of net long-term capital gain over net short-term capital loss) generally are taxable to you as net capital gain.

 In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

 We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.


 WITHHOLDING TAX
 We're required by federal law to withhold tax of 31% on any distributions and redemption proceeds paid to you (including amounts deemed to be paid for "in kind" redemptions and exchanges) if:

   o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

   o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

   o   the IRS informs us that you are otherwise subject to backup withholding


 The IRS may also impose penalties against you if you don't give us a correct
 TIN.

 Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.


 We're also normally required by federal law to withhold tax on distributions paid to foreign shareholders.


 TAXATION OF REDEMPTIONS AND EXCHANGES
 Your redemptions (including redemptions "in kind") and exchanges of Fund shares will usually result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.



[GRAPHIC]

           FINANCIAL HIGHLIGHTS


 The financial highlights table is designed to help you understand how the Funds have performed for the past five years. Certain information reflects financial results for a single Fund share. Financial highlights for Primary A Shares of Nations Marsico 21st Century Fund are not provided because that Fund had not yet commenced operations during the periods indicated. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.


 This information has been audited by PricewaterhouseCoopers LLP. The independent accountant's report and Nations Funds financial statements are incorporated by reference into the SAI. Please see the back cover to find out how you can get a copy.

NATIONS MARSICO FOCUSED EQUITIES
FUND                               FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                 YEAR ENDED         PERIOD ENDED
PRIMARY A SHARES                                  03/31/99#          03/31/98*#
 OPERATING PERFORMANCE:
 Net asset value, beginning of the period          $ 12.13            $ 10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                        (0.01)             (0.01)
 Net realized and unrealized gain on
 investments                                          4.58               2.14
 Net increase in net asset value from
 operations                                           4.57               2.13
 DISTRIBUTIONS:
 Dividends from net investment income                 0.00               0.00
 Distributions from net realized capital gains       (0.01)              0.00
 Total dividends and distributions                   (0.01)              0.00
 Net asset value, end of period                    $ 16.69            $ 12.13
 TOTAL RETURN++                                      37.73%             21.30%
================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
 Net assets, end of period (in 000's)               $105,458           $8,808
 Ratio of operating expenses to average net
  assets                                                1.06%(a)         1.52%+(a)
 Ratio of net investment income to average
  net assets                                            0.05%           (0.30)%+
 Portfolio turnover rate                                 177%              25%
 Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        1.06%(a)         1.52%+(a)

                          * Nations Marsico Focused Equities Fund Primary A Shares commenced operations on December 31, 1997.
                          + Annualized.
                          ++ Total return represents aggregate total return for the period indicated, assumes reinvest-ment of all distributions, and does not reflect the deduction of any applicable sales charge.
                          # Per share net investment income has been calculated using the monthly average share method.
                          (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was 0.01%.

NATIONS MARSICO GROWTH & INCOME
FUND                               FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                  YEAR ENDED         PERIOD ENDED
PRIMARY A SHARES                                   03/31/99#          03/31/98*#
 OPERATING PERFORMANCE:
 Net asset value, beginning of period               $ 12.03            $ 10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                 0.00               0.01
 Net realized and unrealized gain on
  investments                                          2.89               2.02
 Net increase in net asset value from
  operations                                           2.89               2.03
 DISTRIBUTIONS:
 Dividends from net investment income                  0.00               0.00
 Distributions from net realized capital gains        (0.01)              0.00
 Total dividends and distributions                    (0.01)              0.00
 Net asset value, end of period                     $ 14.91            $ 12.03
 TOTAL RETURN++                                       24.05%             20.30%
================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
 Net assets, end of period (in 000's)               $52,229            $2,517
 Ratio of operating expenses to average net
  assets                                               1.25%(a)          1.09%+(a)
 Ratio of net investment income/loss to
  average net assets                                   0.05%             0.38%+
 Portfolio turnover rate                                150%               22%
 Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                       1.25%(a)          1.97%+(a)

                          * Nations Marsico Growth & Income Fund Primary A Shares commenced operations on December 31, 1997.
                          + Annualized.
                          ++ Total return represents aggregate total return for the period indicated, assumes reinvest-ment of all distributions, and does not reflect the deduction of any applicable sales charges.
                          # Per share net investment income has been calculated using the monthly average share method.
                          (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

[GRAPHIC]

            TERMS USED IN THIS PROSPECTUS

 CAPITAL GAIN OR LOSS - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

 CASH EQUIVALENTS - short-term, interest-bearing instruments, including obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, bank obligations, asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investor Services, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

 COMMON STOCK - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

 DEBT SECURITY - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

 EQUITY SECURITY - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

 FOREIGN SECURITY - a debt or equity security issued by a foreign company or government.

 FUTURES CONTRACT - a contract to buy or sell an asset or an index of securities at a specified price on a specified future date. The price is set through a futures exchange.

 LIQUIDITY - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

 MONEY MARKET INSTRUMENT - a short-term debt security that matures in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

 NON-DIVERSIFIED - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

 OVER-THE-COUNTER MARKET - a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

 PREFERRED STOCK - a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors.

 PRICE-TO-EARNINGS RATIO (P/E RATIO) - the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

 QUANTITATIVE ANALYSIS - an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

 RIGHT - a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

 S&P 500(1) - Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of 500 widely held common stocks. It is not available for investment.

 SETTLEMENT DATE - the date on which an order is settled either by payment or delivery of securities.

 TRADE DATE - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

 U.S. GOVERNMENT OBLIGATIONS - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

 WARRANT - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

(1)S&P has not reviewed any stock included in the S&P 500 for its investment merit. S&P determines and calculates its indexes independently of the Funds and is not a sponsor or affiliate of the Funds. S&P gives no information and makes no statements about the suitability of investing in the Funds or the ability of its indexes to track stock market performance. S&P makes no guarantees about the indexes, any data included in them and the suitability of the indexes or their data for any purpose. "Standard and Poor's" and "S&P 500" are trademarks of the McGraw-Hill Companies, Inc.

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
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

[GRAPHIC]

           WHERE TO FIND MORE INFORMATION

 You'll find more information about the Equity Funds in the following documents:

       ANNUAL AND SEMI-ANNUAL REPORTS
       The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the auditor's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[GRAPHIC]

       STATEMENT OF ADDITIONAL INFORMATION
       The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

       You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations
       Funds:

       By telephone: 1.800.765.2668

       By mail:
       NATIONS FUNDS
       C/O STEPHENS INC.
       ONE BANK OF AMERICA PLAZA
       33RD FLOOR
       CHARLOTTE, NC 28255

       On the Internet: WWW.NATIONS-FUNDS.COM

       Information about the Funds can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SEC file numbers:
Nations Funds Trust, 811-09645
Nations Reserves, 811-6030

NM21PROPA

                                                                 [GRAPHIC]

                                                               NATIONS FUNDS